UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2011


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 =============================================================

       ANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JULY 31, 2011

 =============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"LOOKING BACK AT THE FISCAL YEAR, WE SHOULD
ALL TAKE NOTE OF HOW DIFFICULT -- EVEN
IMPOSSIBLE -- IT IS TO PREDICT WHAT IS GOING
TO HAPPEN NEXT. THIS IS WHY I PREFER TO MAKE
MY OWN INVESTMENT DECISIONS IN THE CONTEXT OF
MY INVESTMENT PLAN, WHICH IS BASED ON MY GOALS,    [PHOTO OF DANIEL S. McNAMARA]
RISK TOLERANCE, AND TIME HORIZON."
--------------------------------------------------------------------------------

AUGUST 2011

The one-year reporting period was turbulent, characterized by persistent concerns and punctuated by dramatic events. Yet, despite the headlines, stocks posted strong gains. Riskier asset classes generally outperformed U.S. Treasuries. Interestingly, U.S. Treasury prices fell steeply and then rebounded. As a result, U.S. Treasury yields, which move in the opposite direction of prices, ended the reporting period almost exactly where they started. (Yields declined significantly after fiscal year-end as investors fled riskier asset classes for the relative safe haven of U.S. Treasuries.)

When the period began, U.S. Treasury prices were rising. Investors seemed to prefer U.S. government securities as economic growth slowed. At the time, the Federal Reserve (the Fed) was also expected to reverse its monetary accommodations, which some observers believed would compound the nation's economic problems. However, after the Fed hinted about a second round of quantitative easing (QE2), U.S. Treasury prices declined and yields increased. The trend continued even after the Fed announced it would buy $600 billion in long-term U.S. Treasuries in the open market. Higher risk assets, such as stocks, corporate bonds and high-yield securities, rallied as investors sought better returns.

In February 2011, investor confidence faltered. U.S. Treasury prices started to rise as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices increased in response, threatening to derail global economic growth. During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth. Fortunately, as of this writing, the impact on the financial markets has been minimal.

Throughout the fiscal year, there was also a never-ending stream of bad news from the European Union (EU). A number of EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest in response to austerity measures. Despite action by the

================================================================================

================================================================================

EU and International Monetary Fund, a permanent solution has yet to be found. In my opinion, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

In the U.S., home prices softened in many markets as mortgage lenders renewed their foreclosure filings. Although new jobs were created, the slow rate of growth did not allow the U.S. unemployment rate to improve materially. At the end of June, and as expected, the Fed ended QE2. Surprisingly, U.S. Treasuries continued to rally even as U.S. legislators hotly debated whether to raise the nation's debt ceiling and in spite of one of the three major credit rating agencies putting U.S. government debt on its watch list. (Following the end of reporting period, the U.S. was downgraded one notch to a still very strong AA+.) After the debt debate was settled, the market quickly turned its attention to weaker-than-expected economic growth and escalating sovereign debt concerns in Europe. Although U.S. Treasury yields ended the reporting period about where they started, interest rates fell dramatically after fiscal year-end (as of this writing, the interest rate on a 10-year U.S. Treasury note is below 2.25%). At the same time, volatility in the equity markets increased and stocks declined.

Looking back at the fiscal year, we should all take note of how difficult -- even impossible -- it is to predict what is going to happen next. This is why I prefer to make my own investment decisions in the context of my investment plan, which is based on my goals, risk tolerance, and time horizon. The noise of the latest headlines is not a factor in my considerations, and I sincerely encourage you to follow my example. If you would like to review your strategy, please call on one of our USAA service representatives. They are ready to assist you free of charge.

On behalf of all of us here at USAA Investment Company, thank you for the opportunity to manage your investments. We are proud to serve your financial needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Distributions to Shareholders                                              20

   Report of Independent Registered Public Accounting Firm                    21

   Portfolio of Investments                                                   22

   Notes to Portfolio of Investments                                          44

   Financial Statements                                                       49

   Notes to Financial Statements                                              52

EXPENSE EXAMPLE                                                               70

ADVISORY AGREEMENT                                                            72

TRUSTEES' AND OFFICERS' INFORMATION                                           77

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company          [PHOTO OF MARGARET "DIDI" WEINBLATT]

--------------------------------------------------------------------------------

o HOW DID THE USAA INCOME FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

   The Fund Shares provided a total return of 6.34% for the one-year period ended July 31, 2011. This compares to returns of 5.52% for the Lipper Corporate Debt Funds A Rated Index, 5.39% for the Lipper Corporate Debt Funds A Rated Average, and 4.44% for the Barclays Capital U.S. Aggregate Bond Index.

   As of July 31, 2011, the Fund Shares' 12-month dividend yield was 4.01%, compared to 3.53% for the Lipper Corporate Debt Funds A Rated Average.

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   U.S. economic growth slowed during the reporting period. Unemployment remained high as new jobs failed to materialize. Although corporate profits were strong, most companies did not increase their hiring. Meanwhile, the housing market softened as foreclosures continued and a large supply of unsold homes remain in the pipeline.

   Refer to page 12 for benchmark definitions.

   Past performance is no guarantee of future results.

================================================================================

2  | USAA INCOME FUND

================================================================================

                           o 10-YEAR TREASURY YIELDS o

                       [CHART OF 10-YEAR TREASURY YIELDS]

                                                                  YIELD IN PERCENT
 7/30/2010                                                              2.91%
  8/2/2010                                                              2.96
  8/3/2010                                                              2.91
  8/4/2010                                                              2.95
  8/5/2010                                                              2.90
  8/6/2010                                                              2.82
  8/9/2010                                                              2.83
 8/10/2010                                                              2.76
 8/11/2010                                                              2.68
 8/12/2010                                                              2.75
 8/13/2010                                                              2.67
 8/16/2010                                                              2.56
 8/17/2010                                                              2.63
 8/18/2010                                                              2.63
 8/19/2010                                                              2.58
 8/20/2010                                                              2.61
 8/23/2010                                                              2.60
 8/24/2010                                                              2.49
 8/25/2010                                                              2.54
 8/26/2010                                                              2.48
 8/27/2010                                                              2.65
 8/30/2010                                                              2.53
 8/31/2010                                                              2.47
  9/1/2010                                                              2.58
  9/2/2010                                                              2.63
  9/3/2010                                                              2.70
  9/6/2010                                                              2.70
  9/7/2010                                                              2.60
  9/8/2010                                                              2.66
  9/9/2010                                                              2.76
 9/10/2010                                                              2.79
 9/13/2010                                                              2.75
 9/14/2010                                                              2.68
 9/15/2010                                                              2.72
 9/16/2010                                                              2.76
 9/17/2010                                                              2.74
 9/20/2010                                                              2.70
 9/21/2010                                                              2.57
 9/22/2010                                                              2.56
 9/23/2010                                                              2.55
 9/24/2010                                                              2.61
 9/27/2010                                                              2.53
 9/28/2010                                                              2.47
 9/29/2010                                                              2.51
 9/30/2010                                                              2.51
 10/1/2010                                                              2.51
 10/4/2010                                                              2.48
 10/5/2010                                                              2.47
 10/6/2010                                                              2.40
 10/7/2010                                                              2.39
 10/8/2010                                                              2.39
10/11/2010                                                              2.39
10/12/2010                                                              2.43
10/13/2010                                                              2.42
10/14/2010                                                              2.51
10/15/2010                                                              2.56
10/18/2010                                                              2.51
10/19/2010                                                              2.48
10/20/2010                                                              2.48
10/21/2010                                                              2.55
10/22/2010                                                              2.56
10/25/2010                                                              2.56
10/26/2010                                                              2.64
10/27/2010                                                              2.72
10/28/2010                                                              2.66
10/29/2010                                                              2.60
 11/1/2010                                                              2.63
 11/2/2010                                                              2.59
 11/3/2010                                                              2.57
 11/4/2010                                                              2.49
 11/5/2010                                                              2.53
 11/8/2010                                                              2.55
 11/9/2010                                                              2.66
11/10/2010                                                              2.63
11/11/2010                                                              2.65
11/12/2010                                                              2.79
11/15/2010                                                              2.96
11/16/2010                                                              2.84
11/17/2010                                                              2.88
11/18/2010                                                              2.90
11/19/2010                                                              2.87
11/22/2010                                                              2.80
11/23/2010                                                              2.78
11/24/2010                                                              2.91
11/25/2010                                                              2.91
11/26/2010                                                              2.87
11/29/2010                                                              2.82
11/30/2010                                                              2.80
 12/1/2010                                                              2.97
 12/2/2010                                                              2.99
 12/3/2010                                                              3.01
 12/6/2010                                                              2.92
 12/7/2010                                                              3.13
 12/8/2010                                                              3.27
 12/9/2010                                                              3.21
12/10/2010                                                              3.32
12/13/2010                                                              3.28
12/14/2010                                                              3.48
12/15/2010                                                              3.53
12/16/2010                                                              3.42
12/17/2010                                                              3.33
12/20/2010                                                              3.34
12/21/2010                                                              3.31
12/22/2010                                                              3.35
12/23/2010                                                              3.39
12/24/2010                                                              3.40
12/27/2010                                                              3.33
12/28/2010                                                              3.48
12/29/2010                                                              3.35
12/30/2010                                                              3.37
12/31/2010                                                              3.30
  1/3/2011                                                              3.33
  1/4/2011                                                              3.33
  1/5/2011                                                              3.47
  1/6/2011                                                              3.40
  1/7/2011                                                              3.33
 1/10/2011                                                              3.29
 1/11/2011                                                              3.34
 1/12/2011                                                              3.37
 1/13/2011                                                              3.30
 1/14/2011                                                              3.33
 1/17/2011                                                              3.33
 1/18/2011                                                              3.37
 1/19/2011                                                              3.34
 1/20/2011                                                              3.45
 1/21/2011                                                              3.41
 1/24/2011                                                              3.41
 1/25/2011                                                              3.33
 1/26/2011                                                              3.42
 1/27/2011                                                              3.39
 1/28/2011                                                              3.32
 1/31/2011                                                              3.37
  2/1/2011                                                              3.44
  2/2/2011                                                              3.48
  2/3/2011                                                              3.55
  2/4/2011                                                              3.64
  2/7/2011                                                              3.63
  2/8/2011                                                              3.74
  2/9/2011                                                              3.65
 2/10/2011                                                              3.70
 2/11/2011                                                              3.63
 2/14/2011                                                              3.62
 2/15/2011                                                              3.61
 2/16/2011                                                              3.62
 2/17/2011                                                              3.57
 2/18/2011                                                              3.58
 2/21/2011                                                              3.59
 2/22/2011                                                              3.46
 2/23/2011                                                              3.49
 2/24/2011                                                              3.45
 2/25/2011                                                              3.41
 2/28/2011                                                              3.43
  3/1/2011                                                              3.39
  3/2/2011                                                              3.47
  3/3/2011                                                              3.56
  3/4/2011                                                              3.49
  3/7/2011                                                              3.51
  3/8/2011                                                              3.55
  3/9/2011                                                              3.47
 3/10/2011                                                              3.36
 3/11/2011                                                              3.40
 3/14/2011                                                              3.36
 3/15/2011                                                              3.31
 3/16/2011                                                              3.17
 3/17/2011                                                              3.26
 3/18/2011                                                              3.27
 3/21/2011                                                              3.33
 3/22/2011                                                              3.33
 3/23/2011                                                              3.35
 3/24/2011                                                              3.41
 3/25/2011                                                              3.44
 3/28/2011                                                              3.43
 3/29/2011                                                              3.49
 3/30/2011                                                              3.44
 3/31/2011                                                              3.47
  4/1/2011                                                              3.44
  4/4/2011                                                              3.42
  4/5/2011                                                              3.48
  4/6/2011                                                              3.55
  4/7/2011                                                              3.55
  4/8/2011                                                              3.58
 4/11/2011                                                              3.59
 4/12/2011                                                              3.49
 4/13/2011                                                              3.46
 4/14/2011                                                              3.50
 4/15/2011                                                              3.41
 4/18/2011                                                              3.38
 4/19/2011                                                              3.37
 4/20/2011                                                              3.41
 4/21/2011                                                              3.40
 4/22/2011                                                              3.39
 4/25/2011                                                              3.37
 4/26/2011                                                              3.31
 4/27/2011                                                              3.36
 4/28/2011                                                              3.31
 4/29/2011                                                              3.29
  5/2/2011                                                              3.28
  5/3/2011                                                              3.25
  5/4/2011                                                              3.22
  5/5/2011                                                              3.15
  5/6/2011                                                              3.15
  5/9/2011                                                              3.16
 5/10/2011                                                              3.21
 5/11/2011                                                              3.16
 5/12/2011                                                              3.22
 5/13/2011                                                              3.17
 5/16/2011                                                              3.15
 5/17/2011                                                              3.12
 5/18/2011                                                              3.18
 5/19/2011                                                              3.17
 5/20/2011                                                              3.15
 5/23/2011                                                              3.13
 5/24/2011                                                              3.12
 5/25/2011                                                              3.13
 5/26/2011                                                              3.06
 5/27/2011                                                              3.07
 5/30/2011                                                              3.07
 5/31/2011                                                              3.06
  6/1/2011                                                              2.94
  6/2/2011                                                              3.03
  6/3/2011                                                              2.99
  6/6/2011                                                              3.00
  6/7/2011                                                              3.00
  6/8/2011                                                              2.94
  6/9/2011                                                              3.00
 6/10/2011                                                              2.97
 6/13/2011                                                              2.99
 6/14/2011                                                              3.10
 6/15/2011                                                              2.97
 6/16/2011                                                              2.93
 6/17/2011                                                              2.95
 6/20/2011                                                              2.96
 6/21/2011                                                              2.98
 6/22/2011                                                              2.98
 6/23/2011                                                              2.91
 6/24/2011                                                              2.86
 6/27/2011                                                              2.93
 6/28/2011                                                              3.03
 6/29/2011                                                              3.11
 6/30/2011                                                              3.16
  7/1/2011                                                              3.18
  7/4/2011                                                              3.18
  7/5/2011                                                              3.12
  7/6/2011                                                              3.11
  7/7/2011                                                              3.14
  7/8/2011                                                              3.03
 7/11/2011                                                              2.92
 7/12/2011                                                              2.88
 7/13/2011                                                              2.88
 7/14/2011                                                              2.95
 7/15/2011                                                              2.91
 7/18/2011                                                              2.93
 7/19/2011                                                              2.88
 7/20/2011                                                              2.93
 7/21/2011                                                              3.02
 7/22/2011                                                              2.96
 7/25/2011                                                              3.00
 7/26/2011                                                              2.95
 7/27/2011                                                              2.98
 7/28/2011                                                              2.95
 7/29/2011                                                              2.80

                                   [END CHART]

    Source: Bloomberg Finance L.P.

    The Federal Reserve (the Fed) ended its second quantitative easing program
    (QE2) on June 20, 2011. (Quantitative easing is the Fed's program of purchasing securities on the open market). Under QE2, the Fed purchased $600 billion in U.S. Treasuries, making it the largest buyer of U.S. Treasury securities. These purchases were in addition to the $1.7 trillion mortgage-backed securities and U.S. Treasuries the Fed purchased in 2009 and 2010 under its first quantitative easing program. At the end of the reporting period, it appeared to many observers that the Fed would not initiate a third round of quantitative easing. However, the Fed left its options open, saying it would act if economic conditions warranted it.

    Geopolitical turmoil and the fiscal concerns of governments around the world generally trumped economic and market fundamentals during the reporting period. In the U.S., Congress debated how it might rein in a large federal deficit. An agreement to raise the debt ceiling was reached only days before the government would have

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   been unable to pay its bills. Across the Atlantic, the European Union struggled to contain its sovereign debt crisis, which threatened to spread from Greece to other nations, such as Ireland and Portugal and possibly Spain and Italy.

o  HOW DID THE FIXED INCOME MARKET PERFORM?

   Investor risk appetite fluctuated during the reporting period. Overall, "spread sectors" (that is, non-Treasury sectors such as corporate bonds) outperformed U.S. Treasuries.

   When the period began, investors were still uncertain about the Fed's exit strategy from its multitude of quantitative easing programs. After the Fed hinted that it might embark on QE2 to keep interest rates low, U.S. Treasuries rallied and yields fell. The 10-year Treasury yield, which started the reporting period at 2.91%, dropped to a low of 2.39% in early October.

   Once the Fed made the formal announcement of QE2, interest rates began to rise. U.S. Treasury yields peaked at 3.74% during February. Thereafter, investors changed course, largely in response to the political upheaval in the Middle East; higher food, energy and commodities prices; and the earthquake, tsunami, and nuclear accident in Japan. In the broad-based flight to quality, U.S. Treasuries were perceived -- as they have been historically -- as secure assets. Prices rose on strong demand and yields fell as a result, ending the period at 2.80% almost where they began.

   Treasury Inflation Protected Securities (TIPS) rallied the most on higher food, energy and commodities prices, as well as their being full-faith-and-credit of the U.S. Government. Some of the strongest performing sectors during the reporting period were those that had previously suffered declines. Commercial mortgage-backed securities (CMBS) posted significant gains, though the rally faltered

   You will find a complete list of securities that the Fund owns on pages
   22-43.

   As interest rates rise, existing bond prices fall.

================================================================================

4  | USAA INCOME FUND

================================================================================

   in second half of the reporting period. Corporate bonds turned in strong results as did real estate investment trust (REIT) preferred stocks. Municipal bonds also performed well.

o  HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

   Throughout the reporting period, we continued to look for securities that would perform well in a modestly rising interest rate environment. In general, we preferred CMBS and corporate bonds because we believed they offered more value than U.S. government securities. These holdings, as well as investments in REIT preferred stock, enhanced the Fund's performance. In addition to generating income for the Fund, many of these securities appreciated during the reporting period.

   The Fund also benefited from investments in municipal bonds. Negative media reports about the budget problems of states and municipalities had pushed down municipal bond prices earlier in the reporting period. We relied on the insights of our municipal bond team to purchase both taxable and tax-exempt municipal bonds at yields higher than those available on equivalently rated corporate bonds.

   The portfolio's position in cash equivalents increased during the reporting period, largely because of bond maturities, paydowns, and bond calls. We invested some of this cash in high-quality floating rate notes, which tend to hold their value if interest rates rise. These securities do not yield much in the way of income, but they can be

   Investing in REITs has some of the same risks associated with the direct ownership of real estate.

   As interest rates rise, bond prices fall.

   Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

   easily sold when we wish to deploy the funds in more attractive investments in the future.

   On the last day of the reporting period, we took advantage of the strong rally in TIPS to pare down the Fund's position, using the proceeds to purchase higher yielding corporate and CMBS bonds.

o  WHAT IS YOUR OUTLOOK?

   We expect the U.S. economy to continue its slow-growth recovery. As long as the economy continues to improve, the Fed is unlikely to initiate a third round of quantitative easing. We believe short-term interest rates will stay at historic lows until the Fed believes that inflation is trending higher.

   In this environment, we plan to maintain a diversified portfolio. Shareholders should continue to expect the majority of their return to come from the income provided by the Fund. To see the role dividend returns play in the Fund's total return, please consult the chart on page 10 that breaks down the total return into its dividend and price components. The turmoil in the financial markets demonstrates how difficult it is to make predictions with any certainty. As a result, we recommend that shareholders continue to make investment decisions based on their time horizon, investment goals and risk tolerance.

   Thank you for your continued confidence. We appreciate the opportunity to help you with your investment needs.

================================================================================

6  | USAA INCOME FUND

================================================================================

FUND RECOGNITION

USAA INCOME FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 1,017 intermediate-term bond funds
                       for the period ended June 30, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                               out of 1,017 funds

                                     5-YEAR
                                     * * * *
                                out of 871 funds

                                     10-YEAR
                                     * * * *
                                out of 567 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                             LIPPER LEADER (OVERALL)

                                       [5]

                                   CONSISTENT
                                     RETURN

                                 AS OF 6/30/2011

                                CONSISTENT RETURN
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                            LIPPER SCORE                   WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                                5                               120
Three-year                             5                               120
Five-year                              5                               114
10-year                                5                                61

--------------------------------------------------------------------------------

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2011.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

8  | USAA INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------
                                        7/31/11                     7/31/10
--------------------------------------------------------------------------------
Net Assets                          $3,144.4 Million            $2,628.4 Million
Net Asset Value Per Share               $13.05                       $12.78

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/11
--------------------------------------------------------------------------------
1 Year                               5 Years                            10 Years
6.34%                                 7.00%                               5.66%

--------------------------------------------------------------------------------
30-DAY SEC YIELD* AS OF 7/31/11                    EXPENSE RATIO AS OF 7/31/10**
--------------------------------------------------------------------------------
          2.91%                                                0.63%

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2011

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.66%        =          5.10%          +         0.56%
5 Years              7.00%        =          5.17%          +         1.83%
1 Year               6.34%        =          4.23%          +         2.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2002 -- JULY 31, 2011

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                                                                    CHANGE IN
                    TOTAL RETURN          DIVIDEND RETURN          SHARE PRICE
7/31/2002               3.70%                  6.05%                  -2.35%
7/31/2003               5.98                   5.07                    0.91
7/31/2004               5.23                   4.57                    0.66
7/31/2005               5.33                   4.68                    0.65
7/31/2006               1.50                   4.75                   -3.25
7/31/2007               5.09                   5.09                    0.00
7/31/2008               4.37                   5.29                   -0.92
7/31/2009               6.38                   5.96                    0.42
7/31/2010              13.00                   5.24                    7.76
7/31/2011               6.34                   4.23                    2.11

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                               LIPPER CORPORATE
                                 USAA INCOME                      DEBT FUNDS
                                 FUND SHARES                   A RATED AVERAGE
7/31/2002                            6.07%                           5.30%
7/31/2003                            5.00                            4.56
7/31/2004                            4.49                            4.01
7/31/2005                            4.58                            3.94
7/31/2006                            4.86                            4.33
7/31/2007                            5.04                            4.54
7/31/2008                            5.32                            4.91
7/31/2009                            5.43                            4.97
7/31/2010                            4.64                            3.96
7/31/2011                            4.01                            3.53

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 7/31/02 to 7/31/11.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        BARCLAYS CAPITAL
                         U.S. AGGREGATE             USAA INCOME              LIPPER A RATED
                           BOND INDEX               FUND SHARES             BOND FUNDS INDEX
 7/31/2001                $10,000.00                $10,000.00                $10,000.00
 8/31/2001                 10,114.51                 10,102.06                 10,112.78
 9/30/2001                 10,232.38                 10,180.49                 10,152.14
10/31/2001                 10,446.50                 10,365.98                 10,371.03
11/30/2001                 10,302.46                 10,157.30                 10,245.18
12/31/2001                 10,237.04                 10,038.36                 10,168.16
 1/31/2002                 10,319.91                 10,118.13                 10,239.33
 2/28/2002                 10,419.92                 10,190.34                 10,315.51
 3/31/2002                 10,246.58                 10,001.70                 10,150.73
 4/30/2002                 10,445.28                 10,155.67                 10,330.91
 5/31/2002                 10,534.03                 10,250.96                 10,409.56
 6/30/2002                 10,625.11                 10,329.27                 10,454.38
 7/31/2002                 10,753.32                 10,369.69                 10,516.88
 8/31/2002                 10,934.88                 10,603.08                 10,709.65
 9/30/2002                 11,111.98                 10,782.16                 10,875.58
10/31/2002                 11,061.36                 10,643.39                 10,766.35
11/30/2002                 11,058.42                 10,668.55                 10,804.59
12/31/2002                 11,286.84                 10,905.08                 11,039.57
 1/31/2003                 11,296.48                 10,936.01                 11,063.14
 2/28/2003                 11,452.78                 11,090.73                 11,224.38
 3/31/2003                 11,443.96                 11,069.69                 11,216.11
 4/30/2003                 11,538.39                 11,153.52                 11,341.56
 5/31/2003                 11,753.52                 11,399.62                 11,578.45
 6/30/2003                 11,730.20                 11,405.97                 11,552.12
 7/31/2003                 11,335.84                 10,989.98                 11,155.86
 8/31/2003                 11,411.10                 11,073.29                 11,229.93
 9/30/2003                 11,713.15                 11,366.37                 11,537.09
10/31/2003                 11,603.91                 11,302.65                 11,443.91
11/30/2003                 11,631.71                 11,343.64                 11,480.19
12/31/2003                 11,750.08                 11,439.97                 11,593.47
 1/31/2004                 11,844.61                 11,532.17                 11,691.01
 2/29/2004                 11,972.82                 11,649.61                 11,802.17
 3/31/2004                 12,062.48                 11,742.39                 11,892.63
 4/30/2004                 11,748.66                 11,418.52                 11,600.82
 5/31/2004                 11,701.59                 11,375.60                 11,541.58
 6/30/2004                 11,767.72                 11,436.77                 11,600.68
 7/31/2004                 11,884.37                 11,565.03                 11,711.54
 8/31/2004                 12,111.07                 11,768.35                 11,931.67
 9/30/2004                 12,143.93                 11,812.78                 11,970.22
10/31/2004                 12,245.76                 11,912.83                 12,067.89
11/30/2004                 12,148.09                 11,841.99                 11,994.79
12/31/2004                 12,259.86                 11,957.25                 12,116.49
 1/31/2005                 12,336.85                 12,038.25                 12,200.20
 2/28/2005                 12,264.02                 11,986.94                 12,151.87
 3/31/2005                 12,201.03                 11,943.48                 12,078.36
 4/30/2005                 12,366.16                 12,110.01                 12,238.81
 5/31/2005                 12,499.95                 12,226.51                 12,379.31
 6/30/2005                 12,568.11                 12,283.46                 12,451.01
 7/31/2005                 12,453.70                 12,181.96                 12,337.75
 8/31/2005                 12,613.35                 12,355.29                 12,504.25
 9/30/2005                 12,483.42                 12,244.03                 12,355.88
10/31/2005                 12,384.62                 12,154.40                 12,241.66
11/30/2005                 12,439.40                 12,200.19                 12,303.60
12/31/2005                 12,557.66                 12,311.70                 12,422.93
 1/31/2006                 12,558.37                 12,306.65                 12,416.12
 2/28/2006                 12,600.06                 12,351.33                 12,462.07
 3/31/2006                 12,476.42                 12,239.47                 12,320.83
 4/30/2006                 12,453.80                 12,184.50                 12,271.39
 5/31/2006                 12,440.51                 12,184.36                 12,265.78
 6/30/2006                 12,466.88                 12,209.37                 12,274.29
 7/31/2006                 12,635.46                 12,364.49                 12,436.51
 8/31/2006                 12,828.89                 12,550.29                 12,634.64
 9/30/2006                 12,941.58                 12,665.85                 12,745.99
10/31/2006                 13,027.18                 12,758.10                 12,837.58
11/30/2006                 13,178.31                 12,893.68                 12,992.96
12/31/2006                 13,101.84                 12,824.23                 12,906.98
 1/31/2007                 13,096.46                 12,827.59                 12,901.02
 2/28/2007                 13,298.41                 13,035.03                 13,118.17
 3/31/2007                 13,298.81                 13,022.19                 13,090.86
 4/30/2007                 13,370.52                 13,064.12                 13,159.70
 5/31/2007                 13,269.19                 12,945.85                 13,056.77
 6/30/2007                 13,229.94                 12,894.07                 12,996.41
 7/31/2007                 13,340.30                 12,993.93                 13,067.31
 8/31/2007                 13,503.80                 13,136.77                 13,167.49
 9/30/2007                 13,606.25                 13,221.20                 13,273.46
10/31/2007                 13,728.47                 13,323.17                 13,372.50
11/30/2007                 13,975.35                 13,497.79                 13,527.45
12/31/2007                 14,014.61                 13,469.19                 13,494.47
 1/31/2008                 14,250.02                 13,693.03                 13,666.42
 2/29/2008                 14,269.80                 13,681.37                 13,628.99
 3/31/2008                 14,318.49                 13,695.13                 13,561.93
 4/30/2008                 14,288.57                 13,713.53                 13,612.05
 5/31/2008                 14,183.79                 13,678.38                 13,521.98
 6/30/2008                 14,172.33                 13,627.27                 13,474.61
 7/31/2008                 14,160.77                 13,562.28                 13,369.11
 8/31/2008                 14,295.16                 13,656.99                 13,406.83
 9/30/2008                 14,103.15                 13,270.54                 12,956.79
10/31/2008                 13,770.26                 12,539.84                 12,273.92
11/30/2008                 14,218.48                 12,535.39                 12,401.93
12/31/2008                 14,748.96                 12,790.28                 12,860.79
 1/31/2009                 14,618.82                 12,782.82                 12,825.43
 2/28/2009                 14,563.65                 12,763.39                 12,673.62
 3/31/2009                 14,766.10                 12,961.62                 12,824.37
 4/30/2009                 14,836.70                 13,261.21                 13,080.00
 5/31/2009                 14,944.31                 13,783.24                 13,431.08
 6/30/2009                 15,029.31                 14,036.51                 13,666.48
 7/31/2009                 15,271.73                 14,427.18                 14,078.57
 8/31/2009                 15,429.86                 14,772.84                 14,249.34
 9/30/2009                 15,591.95                 15,046.73                 14,601.15
10/31/2009                 15,668.93                 15,183.40                 14,719.54
11/30/2009                 15,871.79                 15,386.64                 14,893.54
12/31/2009                 15,623.69                 15,315.09                 14,754.68
 1/31/2010                 15,862.36                 15,599.92                 14,997.24
 2/28/2010                 15,921.59                 15,668.10                 15,040.63
 3/31/2010                 15,902.02                 15,719.90                 15,097.37
 4/30/2010                 16,067.55                 15,928.08                 15,316.77
 5/31/2010                 16,202.76                 15,932.12                 15,317.63
 6/30/2010                 16,456.84                 16,116.03                 15,571.15
 7/31/2010                 16,632.42                 16,303.35                 15,772.02
 8/31/2010                 16,846.43                 16,564.04                 16,049.85
 9/30/2010                 16,864.39                 16,677.04                 16,098.84
10/31/2010                 16,924.43                 16,780.44                 16,128.53
11/30/2010                 16,827.16                 16,708.84                 16,024.37
12/31/2010                 16,645.70                 16,563.64                 15,904.52
 1/31/2011                 16,665.08                 16,622.73                 15,922.10
 2/28/2011                 16,706.76                 16,701.27                 16,032.80
 3/31/2011                 16,715.99                 16,750.16                 16,038.63
 4/30/2011                 16,928.19                 16,949.65                 16,272.63
 5/31/2011                 17,149.10                 17,135.58                 16,474.42
 6/30/2011                 17,098.89                 17,096.61                 16,356.29
 7/31/2011                 17,370.22                 17,337.69                 16,642.27

                                   [END CHART]

            Data from 7/31/01 to 7/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

12  | USAA INCOME FUND

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                            7/31/11                  7/31/10
--------------------------------------------------------------------------------

Net Assets                               $318.3 Million           $190.7 Million
Net Asset Value Per Share                    $13.04                   $12.78


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/11
--------------------------------------------------------------------------------

1 Year                                                   Since Inception 8/01/08
6.50%                                                             8.72%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/10**
--------------------------------------------------------------------------------

                                      0.38%

*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                                                         BARCLAYS CAPITAL
                       USAA INCOME FUND         LIPPER A RATED            U.S. AGGREGATE
                     INSTITUTIONAL SHARES      BOND FUNDS INDEX             BOND INDEX
 7/31/2008               $10,000.00               $10,000.00               $10,000.00
 8/31/2008                10,055.01                10,028.22                10,094.91
 9/30/2008                 9,773.05                 9,691.59                 9,959.32
10/31/2008                 9,237.79                 9,180.80                 9,724.23
11/30/2008                 9,236.65                 9,276.55                10,040.76
12/31/2008                 9,427.63                 9,619.78                10,415.37
 1/31/2009                 9,415.64                 9,593.33                10,323.47
 2/28/2009                 9,411.92                 9,479.78                10,284.50
 3/31/2009                 9,560.51                 9,592.54                10,427.47
 4/30/2009                 9,783.97                 9,783.75                10,477.33
 5/31/2009                10,171.39                10,046.35                10,553.32
 6/30/2009                10,360.57                10,222.43                10,613.35
 7/31/2009                10,652.16                10,530.67                10,784.54
 8/31/2009                10,900.47                10,658.41                10,896.20
 9/30/2009                11,105.20                10,921.56                11,010.66
10/31/2009                11,217.48                11,010.12                11,065.03
11/30/2009                11,370.44                11,140.26                11,208.28
12/31/2009                11,309.79                11,036.39                11,033.08
 1/31/2010                11,531.30                11,217.83                11,201.62
 2/28/2010                11,574.58                11,250.28                11,243.45
 3/31/2010                11,624.81                11,292.72                11,229.63
 4/30/2010                11,781.04                11,456.84                11,346.52
 5/31/2010                11,786.08                11,457.48                11,442.00
 6/30/2010                11,915.28                11,647.11                11,621.43
 7/31/2010                12,065.96                11,797.36                11,745.42
 8/31/2010                12,261.25                12,005.17                11,896.55
 9/30/2010                12,347.04                12,041.82                11,909.23
10/31/2010                12,425.80                12,064.03                11,951.63
11/30/2010                12,365.74                11,986.12                11,882.94
12/31/2010                12,261.04                11,896.47                11,754.80
 1/31/2011                12,316.56                11,909.62                11,768.48
 2/28/2011                12,377.14                11,992.42                11,797.92
 3/31/2011                12,406.22                11,996.78                11,804.44
 4/30/2011                12,556.24                12,171.81                11,954.28
 5/31/2011                12,705.90                12,322.75                12,110.29
 6/30/2011                12,669.48                12,234.39                12,074.83
 7/31/2011                12,850.45                12,448.30                12,266.44

                                   [END CHART]

            Data from 7/31/08 to 7/31/11.*

            See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

14  | USAA INCOME FUND

================================================================================

USAA INCOME ADVISER SHARES (Symbol: UINCX)*


--------------------------------------------------------------------------------
                                                                      7/31/11
--------------------------------------------------------------------------------

Net Assets                                                          $5.5 Million
Net Asset Value Per Share                                              $13.03


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/11
--------------------------------------------------------------------------------

                               Since Inception 8/01/10
                                       6.05%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 7/31/11
--------------------------------------------------------------------------------

                                      2.63%


--------------------------------------------------------------------------------
                    ESTIMATED EXPENSE RATIOS AS OF 8/01/10***
--------------------------------------------------------------------------------

Before Reimbursement      1.20%                   After Reimbursement      0.90%


*The USAA Income Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                         BARCLAYS CAPITAL
                         USAA INCOME            LIPPER A RATED            U.S. AGGREGATE
                       ADVISER SHARES          BOND FUNDS INDEX             BOND INDEX
 7/31/2010               $10,000.00               $10,000.00               $10,000.00
 8/31/2010                10,162.09                10,176.15                10,128.67
 9/30/2010                10,236.32                10,207.22                10,139.47
10/31/2010                10,297.51                10,226.04                10,175.57
11/30/2010                10,243.44                10,160.00                10,117.09
12/31/2010                10,151.81                10,084.01                10,007.99
 1/31/2011                10,186.50                10,095.16                10,019.64
 2/28/2011                10,232.86                10,165.34                10,044.70
 3/31/2011                10,260.68                10,169.04                10,050.25
 4/30/2011                10,373.18                10,317.40                10,177.83
 5/31/2011                10,493.60                10,445.34                10,310.65
 6/30/2011                10,459.46                10,370.45                10,280.46
 7/31/2011                10,605.46                10,551.77                10,443.59

                                   [END CHART]

             Data from 7/31/10 to 7/31/11.*

             See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Adviser Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

16  | USAA INCOME FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 7/31/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA*                                                                      36.6%
AA                                                                        13.9%
A                                                                         17.4%
BBB                                                                       25.0%
BELOW INVESTMENT-GRADE                                                     2.7%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                        4.0%
UNRATED                                                                    0.4%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below-investment grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 22-43.

* As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. Government securities from AAA to AA+.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         TOP 10 SECURITIES* -- 7/31/2011

--------------------------------------------------------------------------------

                                                COUPON RATE %    % OF NET ASSETS
                                                --------------------------------
U.S. Treasury Notes                                 3.63%             2.7%
U.S. Treasury Notes                                 3.50%             2.3%
U.S. Treasury Inflation-Indexed Notes               2.38%             1.9%
U.S. Treasury Notes                                 2.63%             1.6%
U.S. Treasury Bonds                                 3.88%             0.8%
U.S. Treasury Inflation-Indexed Notes               1.13%             0.8%
U.S. Treasury Notes                                 3.38%             0.8%
Household Finance Corp.                             6.38%             0.7%
U.S. Treasury Notes                                 2.63%             0.7%
Region of Lombardy                                  5.80%             0.7%

*Excludes money market instruments.

================================================================================

18  | USAA INCOME FUND

================================================================================

                         o PORTFOLIO MIX -- 7/31/2011* o

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                     33.5%
Eurodollar and Yankee Obligations                                         16.2%
U.S. Treasury Securities                                                  12.2%
Commercial Mortgage Securities                                             9.6%
Municipal Bonds                                                            6.9%
Asset-Backed Securities                                                    6.8%
U.S. Government Agency Issues                                              6.4%
Preferred Securities                                                       4.0%
Money Market Instruments                                                   2.8%
Common Stocks                                                              0.8%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securties loaned.

Percentage are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

1.99% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2011, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $106,328,000 as qualifying interest income.

================================================================================

20  | USAA INCOME FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 19, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  21

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2011

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (33.5%)

             CONSUMER DISCRETIONARY (1.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
  $ 5,000    Toyota Motor Credit Corp.                               0.41%(a)   11/15/2012     $    5,002
                                                                                               ----------
             BROADCASTING (0.3%)
   10,000    NBC Universal Inc.(b)                                   5.15        4/30/2020         10,896
                                                                                               ----------
             CABLE & SATELLITE (0.3%)
   10,000    Time Warner Cable, Inc.                                 6.75        7/01/2018         11,927
                                                                                               ----------
             CASINOS & GAMING (0.1%)
    3,000    International Game Technology                           7.50        6/15/2019          3,506
                                                                                               ----------
             DEPARTMENT STORES (0.2%)
    5,000    Macy's Retail Holdings, Inc.                            5.35        3/15/2012          5,113
                                                                                               ----------
             SPECIALTY STORES (0.2%)
    5,000    Staples, Inc.                                           9.75        1/15/2014          5,952
                                                                                               ----------
             Total Consumer Discretionary                                                          42,396
                                                                                               ----------
             CONSUMER STAPLES (1.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
   10,000    Archer-Daniels-Midland Co.                              0.42(a)     8/13/2012         10,021
    4,000    Bunge Ltd. Finance Co.                                  8.50        6/15/2019          4,978
                                                                                               ----------
                                                                                                   14,999
                                                                                               ----------
             DRUG RETAIL (0.4%)
    8,842    CVS Caremark Corp.                                      6.04       12/10/2028          9,413
    4,863    CVS Pass-Through Trust(b)                               7.51        1/10/2032          5,792
                                                                                               ----------
                                                                                                   15,205
                                                                                               ----------
             FOOD RETAIL (0.2%)
    5,000    Kroger Co.                                              5.50        2/01/2013          5,337
                                                                                               ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    5,000    Costco Wholesale Corp.                                  5.30        3/15/2012          5,157
                                                                                               ----------
             PACKAGED FOODS & MEAT (0.3%)
   10,000    General Mills, Inc.                                     0.61(a)     5/16/2014         10,034
                                                                                               ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             SOFT DRINKS (0.4%)
  $ 5,000    Coca Cola Co.                                           0.31%(a)    5/15/2012     $    5,005
    2,000    PepsiAmericas, Inc.                                     4.50        3/15/2013          2,118
    5,000    PepsiCo, Inc.                                           7.90       11/01/2018          6,593
                                                                                               ----------
                                                                                                   13,716
                                                                                               ----------
             Total Consumer Staples                                                                64,448
                                                                                               ----------
             ENERGY (5.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    4,000    Peabody Energy Corp.                                    6.50        9/15/2020          4,340
                                                                                               ----------
             INTEGRATED OIL & GAS (0.2%)
    5,000    Hess Corp.                                              8.13        2/15/2019          6,497
                                                                                               ----------
             OIL & GAS DRILLING (0.4%)
    3,000    Nabors Industries, Inc.                                 9.25        1/15/2019          3,925
    5,000    Rowan Companies, Inc.                                   7.88        8/01/2019          6,112
    5,000    Transocean, Inc.                                        5.25        3/15/2013          5,300
                                                                                               ----------
                                                                                                   15,337
                                                                                               ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000    Baker Hughes, Inc.                                      7.50       11/15/2018          6,440
                                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    5,000    Anadarko Petroleum Corp.                                6.13        3/15/2012          5,150
    5,000    Anadarko Petroleum Corp.                                5.95        9/15/2016          5,771
   10,000    Chesapeake Energy Corp.                                 6.13        2/15/2021         10,462
    4,000    EQT Corp.                                               8.13        6/01/2019          4,999
    5,000    Noble Energy, Inc.                                      8.25        3/01/2019          6,558
    5,000    QEP Resources, Inc.                                     6.88        3/01/2021          5,450
                                                                                               ----------
                                                                                                   38,390
                                                                                               ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    5,000    Valero Energy Corp.                                     9.38        3/15/2019          6,565
                                                                                               ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.0%)
    5,000    DCP Midstream, LLC(b)                                   9.70       12/01/2013          5,836
    3,300    El Paso Corp.                                           7.80        8/01/2031          3,931
    3,000    El Paso Corp.                                           7.75        1/15/2032          3,578
    5,000    Enbridge Energy Partners, LP                            5.35       12/15/2014          5,507
    4,000    Enbridge Energy Partners, LP                            8.05       10/01/2037          4,407
    3,000    Energy Transfer Partners, LP                            9.00        4/15/2019          3,797
   10,000    Enterprise Products Operating, LLC                      6.30        9/15/2017         11,714
    5,000    Enterprise Products Operating, LLC                      5.20        9/01/2020          5,477
    5,000    NGPL PipeCo, LLC                                        7.12       12/15/2017          5,693

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 5,000    Nustar Logistics, LP                                    7.65%       4/15/2018     $    6,087
    5,000    Oneok Partners, LP                                      8.63        3/01/2019          6,507
    5,000    Plains All American Pipeline, LP                        6.50        5/01/2018          5,810
    3,000    Plains All American Pipeline, LP                        8.75        5/01/2019          3,876
    5,000    Sunoco Logistics Partners Operations, LP                8.75        2/15/2014          5,694
   10,000    TC PipeLines, LP                                        4.65        6/15/2021         10,337
    3,000    Transcontinental Gas Pipeline Corp.                     8.88        7/15/2012          3,225
   10,000    Western Gas Partners, LP                                5.38        6/01/2021         10,668
                                                                                               ----------
                                                                                                  102,144
                                                                                               ----------
             Total Energy                                                                         179,713
                                                                                               ----------
             FINANCIALS (11.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   10,000    Bank of New York Mellon                                 0.55(a)     1/31/2014         10,030
    2,950    Mellon Funding Corp.                                    0.41(a)     5/15/2014          2,943
    5,000    State Street Capital Trust III                          5.24(a)             -(c)       5,001
    8,000    State Street Corp.                                      0.60(a)     3/07/2014          8,011
                                                                                               ----------
                                                                                                   25,985
                                                                                               ----------
             CONSUMER FINANCE (1.9%)
   10,000    American Express Credit Corp.                           1.10(a)     6/24/2014          9,994
   10,000    American Honda Finance Corp.(b)                         7.63       10/01/2018         12,561
   10,000    Capital One Financial Corp.                             4.75        7/15/2021         10,128
    3,000    ERAC USA Finance Co.(b)                                 6.38       10/15/2017          3,548
    5,000    Hillenbrand, Inc.                                       5.50        7/15/2020          5,197
   25,200    Household Finance Corp.(d)                              6.38       10/15/2011         25,491
                                                                                               ----------
                                                                                                   66,919
                                                                                               ----------
             DIVERSIFIED BANKS (0.6%)
   10,000    Societe Generale NY                                     0.62(a)     2/03/2012         10,001
    5,000    Wells Fargo Capital XIII                                7.70                -(c)       5,181
    5,000    Wells Fargo Capital XV                                  9.75                -(c)       5,319
                                                                                               ----------
                                                                                                   20,501
                                                                                               ----------
             LIFE & HEALTH INSURANCE (1.2%)
   10,000    Forethought Financial Group(b)                          8.63        4/15/2021         10,423
    5,000    Great-West Life & Annuity Insurance Co.(b)              7.15        5/16/2046          5,113
    5,000    MetLife Global Funding I(b)                             0.75(a)     4/10/2012          5,015
   10,000    New York Life Global Funding(b)                         0.51(a)     4/04/2014         10,011
    4,000    Ohio National Financial Services, Inc.(b)               6.38        4/30/2020          4,407
    5,000    Ohio National Financial Services, Inc.(b)               6.63        5/01/2031          5,357
                                                                                               ----------
                                                                                                   40,326
                                                                                               ----------
             MULTI-LINE INSURANCE (0.2%)
    5,000    HCC Insurance Holdings, Inc.                            6.30       11/15/2019          5,588
                                                                                               ----------

================================================================================

24  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
  $ 6,000    Bank of America Corp.                                   8.00%               -(c)  $    6,187
    5,000    Countrywide Financial Corp.                             5.80        6/07/2012          5,185
    3,000    JPMorgan Chase & Co.                                    7.90                -(c)       3,227
                                                                                               ----------
                                                                                                   14,599
                                                                                               ----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
    1,000    Assured Guaranty U.S. Holdings, Inc.                    6.40       12/15/2066            790
   15,000    Berkshire Hathaway Finance Corp.                        4.85        1/15/2015         16,714
   10,000    Berkshire Hathaway, Inc.                                0.45(a)     2/10/2012         10,014
   10,000    Ironshore Holdings, Inc.(b)                             8.50        5/15/2020         11,048
    5,000    Progressive Corp.                                       6.70        6/15/2037          5,168
    5,000    Travelers Companies, Inc.                               6.25        3/15/2037          5,294
                                                                                               ----------
                                                                                                   49,028
                                                                                               ----------
             REGIONAL BANKS (0.9%)
   10,000    BB&T Corp.                                              0.95(a)     4/28/2014         10,008
    5,000    Chittenden Corp.                                        5.80        2/14/2017          5,012
    8,000    Hudson United Bank                                      7.00        5/15/2012          8,384
    6,000    Huntington Bancshares, Inc.                             7.00       12/15/2020          6,909
                                                                                               ----------
                                                                                                   30,313
                                                                                               ----------
             REINSURANCE (0.3%)
   10,000    Alterra Finance, LLC                                    6.25        9/30/2020         10,555
                                                                                               ----------
             REITs - DIVERSIFIED (0.5%)
    5,000    Liberty Property, LP                                    6.63       10/01/2017          5,847
   10,000    Wells Real Estate Investment Trust II, Inc.             5.88        4/01/2018         10,661
                                                                                               ----------
                                                                                                   16,508
                                                                                               ----------
             REITs - INDUSTRIAL (0.3%)
    5,000    AMB Property, LP                                        6.30        6/01/2013          5,377
    5,000    ProLogis, Inc.                                          7.38       10/30/2019          5,876
                                                                                               ----------
                                                                                                   11,253
                                                                                               ----------
             REITs - OFFICE (0.9%)
    5,000    BioMed Realty, LP                                       3.85        4/15/2016          5,127
    5,000    BioMed Realty, LP(b)                                    6.13        4/15/2020          5,474
   10,000    Boston Properties, Inc.                                 5.88       10/15/2019         11,286
    5,000    HRPT Properties Trust                                   5.75       11/01/2015          5,410
    1,681    Mack-Cali Realty, LP                                    5.80        1/15/2016          1,878
    3,000    Mack-Cali Realty, LP                                    7.75        8/15/2019          3,690
                                                                                               ----------
                                                                                                   32,865
                                                                                               ----------
             REITs - RESIDENTIAL (0.1%)
    4,860    AvalonBay Communities, Inc.                             5.50        1/15/2012          4,965
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             REITs - RETAIL (0.9%)
  $ 2,500    Developers Diversified Realty Corp.                     7.50%       7/15/2018     $    2,856
   10,000    Equity One, Inc.                                        6.25       12/15/2014         10,995
    3,000    Federal Realty Investment Trust                         5.90        4/01/2020          3,372
    5,000    National Retail Properties, Inc.                        6.88       10/15/2017          5,687
    2,000    Regency Centers, LP                                     6.00        6/15/2020          2,260
    5,000    Weingarten Realty Investors                             4.86        1/15/2014          5,340
                                                                                               ----------
                                                                                                   30,510
                                                                                               ----------
             REITs - SPECIALIZED (0.7%)
    4,000    Entertainment Properties Trust                          7.75        7/15/2020          4,500
   10,000    Health Care REIT, Inc.                                  6.13        4/15/2020         11,031
    5,000    Nationwide Health Properties, Inc.                      6.25        2/01/2013          5,328
    2,000    Ventas Realty, LP                                       6.75        4/01/2017          2,144
                                                                                               ----------
                                                                                                   23,003
                                                                                               ----------
             Total Financials                                                                     382,918
                                                                                               ----------
             HEALTH CARE (1.2%)
             -----------------
             HEALTH CARE EQUIPMENT (0.1%)
    4,000    Hospira, Inc.                                           6.40        5/15/2015          4,598
                                                                                               ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500    Thermo Fisher Scientific, Inc.                          5.00        6/01/2015          2,795
                                                                                               ----------
             MANAGED HEALTH CARE (0.2%)
    5,000    Highmark, Inc.(b)                                       6.80        8/15/2013          5,532
                                                                                               ----------
             PHARMACEUTICALS (0.8%)
   10,000    Genentech, Inc.                                         4.75        7/15/2015         11,167
    5,000    Mylan, Inc.(b)                                          7.88        7/15/2020          5,575
    5,000    Roche Holdings, Inc.(b)                                 6.00        3/01/2019          5,962
    5,000    Teva Pharmaceutical Finance III B.V.                    0.75(a)     3/21/2014          5,038
                                                                                               ----------
                                                                                                   27,742
                                                                                               ----------
             Total Health Care                                                                     40,667
                                                                                               ----------
             INDUSTRIALS (3.0%)
             -----------------
             AIRLINES (0.5%)
    3,335    America West Airlines, Inc. Pass-Through Trust          6.87        1/02/2017          3,301
    2,347    American Airlines, Inc. Pass-Through Trust             10.38        7/02/2019          2,710
    4,560    Continental Airlines, Inc. Pass-Through Trust           9.00        7/08/2016          5,244
    5,000    US Airways Group, Inc. Pass-Through Trust               6.25        4/22/2023          4,800
                                                                                               ----------
                                                                                                   16,055
                                                                                               ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,000    Caterpillar Financial Services Corp.                    0.50(a)    12/16/2011         10,011
    6,000    Caterpillar, Inc.                                       0.35(a)    11/21/2012          6,006

================================================================================

26  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
 $ 10,000    John Deere Capital Corp.(d)                             5.10%       1/15/2013     $   10,641
   10,000    John Deere Capital Corp.                                0.40(a)     7/15/2013         10,023
    5,000    John Deere Capital Corp.                                0.47(a)     3/03/2014          5,017
    5,000    Paccar, Inc.                                            6.88        2/15/2014          5,730
    2,500    Terex Corp.(e),(f)                                      4.00        7/26/2017          2,511
                                                                                               ----------
                                                                                                   49,939
                                                                                               ----------
             INDUSTRIAL MACHINERY (0.4%)
   10,000    Danaher Corp.                                           5.63        1/15/2018         11,575
    1,500    SPX Corp.(b)                                            6.88        9/01/2017          1,616
                                                                                               ----------
                                                                                                   13,191
                                                                                               ----------
             RAILROADS (0.7%)
    2,058    CSX Transportation, Inc.                                9.75        6/15/2020          2,919
    2,842    Norfolk Southern Railway Co.                            9.75        6/15/2020          4,028
   10,000    TTX Co.(b)                                              5.40        2/15/2016         11,149
    5,000    Union Pacific Corp.                                     7.88        1/15/2019          6,478
                                                                                               ----------
                                                                                                   24,574
                                                                                               ----------
             Total Industrials                                                                    103,759
                                                                                               ----------
             INFORMATION TECHNOLOGY (1.2%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.4%)
   10,000    Cisco Systems, Inc.                                     0.50(a)     3/14/2014         10,040
    5,000    Harris Corp.                                            5.95       12/01/2017          5,747
                                                                                               ----------
                                                                                                   15,787
                                                                                               ----------
             COMPUTER HARDWARE (0.3%)
    9,000    Hewlett Packard Co.                                     0.53(a)     5/24/2013          9,024
                                                                                               ----------
             IT CONSULTING & OTHER SERVICES (0.3%)
    5,000    IBM Corp.                                               0.31(a)    11/04/2011          4,999
    5,000    IBM Corp.                                               7.63       10/15/2018          6,514
                                                                                               ----------
                                                                                                   11,513
                                                                                               ----------
             OFFICE ELECTRONICS (0.2%)
    7,000    Xerox Corp.                                             1.08(a)     5/16/2014          7,048
                                                                                               ----------
             Total Information Technology                                                          43,372
                                                                                               ----------
             MATERIALS (2.8%)
             ---------------
             DIVERSIFIED CHEMICALS (0.3%)
    5,000    Chevron Phillips Chemical Co., LP(b)                    7.00        6/15/2014          5,666
    5,000    Dow Chemical Co.                                        7.60        5/15/2014          5,832
                                                                                               ----------
                                                                                                   11,498
                                                                                               ----------
             METAL & GLASS CONTAINERS (0.9%)
   10,000    Ball Corp.                                              6.63        3/15/2018         10,338
    3,883    Greif, Inc.                                             6.75        2/01/2017          4,116

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $   500    Reynolds Group(b)                                       7.88%       8/15/2019     $      508
   15,000    Reynolds Group Holdings(e),(f)                          5.25        8/08/2018         14,927
                                                                                               ----------
                                                                                                   29,889
                                                                                               ----------
             PAPER PACKAGING (0.3%)
   10,000    Sealed Air Corp.(b)                                     6.88        7/15/2033          9,071
                                                                                               ----------
             PAPER PRODUCTS (0.3%)
   10,000    International Paper Co.                                 7.40        6/15/2014         11,498
                                                                                               ----------
             SPECIALTY CHEMICALS (0.8%)
    5,000    Cytec Industries, Inc.                                  8.95        7/01/2017          6,341
    5,000    Lubrizol Corp.                                          8.88        2/01/2019          6,662
   15,000    RPM International, Inc.                                 6.13       10/15/2019         16,463
                                                                                               ----------
                                                                                                   29,466
                                                                                               ----------
             STEEL (0.2%)
    5,000    Allegheny Technologies, Inc.                            9.38        6/01/2019          6,505
                                                                                               ----------
             Total Materials                                                                       97,927
                                                                                               ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    5,000    Qwest Communications International                      7.13        4/01/2018          5,375
                                                                                               ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    5,000    Verizon Wireless Capital, LLC                           8.50       11/15/2018          6,660
                                                                                               ----------
             Total Telecommunication Services                                                      12,035
                                                                                               ----------
             UTILITIES (5.7%)
             ----------------
             ELECTRIC UTILITIES (3.0%)
    5,000    AmerenIP                                                9.75       11/15/2018          6,696
    5,000    Cleveland Electric Illuminating Co.                     8.88       11/15/2018          6,572
    3,500    Duquesne Light Holdings(b)                              5.90       12/01/2021          3,609
    1,159    FPL Energy American Wind(b)                             6.64        6/20/2023          1,234
    5,000    FPL Group Capital, Inc.                                 0.67(a)    11/09/2012          5,021
    5,000    FPL Group Capital, Inc.                                 7.30        9/01/2067          5,269
    5,000    Gulf Power Co.                                          4.90       10/01/2014          5,351
    5,000    Nevada Power Co.                                        7.13        3/15/2019          6,136
   10,000    Northern States Power Co.                               8.00        8/28/2012         10,790
    5,000    Oglethorpe Power Corp.                                  6.10        3/15/2019          5,870
    5,000    Otter Tail Corp.                                        9.00       12/15/2016          5,562
    5,000    PPL Energy Supply, LLC                                  6.20        5/15/2016          5,693
    8,690    Southern Co.                                            0.65(a)    10/21/2011          8,698
    6,126    Tristate General & Transport Association(b)             6.04        1/31/2018          6,682
    9,000    Union Electric Co.                                      6.70        2/01/2019         10,833
   10,000    West Penn Power Co.                                     6.63        4/15/2012         10,355
                                                                                               ----------
                                                                                                  104,371
                                                                                               ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             GAS UTILITIES (1.3%)
  $ 8,000    AGL Capital Corp.                                       6.38%       7/15/2016     $    9,327
    4,000    Atmos Energy Corp.                                      8.50        3/15/2019          5,255
   10,000    Florida Gas Transmission Co.(b)                         5.45        7/15/2020         10,980
    8,000    Gulfstream Natural Gas Systems, LLC(b)                  5.56       11/01/2015          9,027
    5,000    Questar Pipeline Co.                                    5.83        2/01/2018          5,818
    5,000    Southern Star Central Gas Pipeline, Inc.(b)             6.00        6/01/2016          5,557
                                                                                               ----------
                                                                                                   45,964
                                                                                               ----------
             MULTI-UTILITIES (1.2%)
    5,000    Black Hills Corp.                                       9.00        5/15/2014          5,813
    5,000    Black Hills Corp.                                       5.88        7/15/2020          5,415
    5,000    CenterPoint Energy Houston Electric, LLC                7.00        3/01/2014          5,733
    5,000    NiSource, Inc.                                         10.75        3/15/2016          6,612
    5,000    Northwestern Corp.                                      6.34        4/01/2019          5,667
    5,000    Puget Sound Energy, Inc.                                6.97        6/01/2067          5,169
    5,000    South Carolina Electric & Gas Co.                       5.30        5/15/2033          5,271
                                                                                               ----------
                                                                                                   39,680
                                                                                               ----------
             WATER UTILITIES (0.2%)
    5,475    American Water Capital Corp.                            6.09       10/15/2017          6,436
                                                                                               ----------
             Total Utilities                                                                      196,451
                                                                                               ----------
             Total Corporate Obligations (cost: $1,052,093)                                     1,163,686
                                                                                               ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (16.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    5,328    Royal Caribbean Cruises Ltd.                            6.88       12/01/2013          5,761
                                                                                               ----------
             ENERGY (1.6%)
             -------------
             INTEGRATED OIL & GAS (0.1%)
    4,000    Husky Energy, Inc.                                      7.25       12/15/2019          4,933
                                                                                               ----------
             OIL & GAS DRILLING (0.3%)
   10,000    Noble Holding International Ltd.                        4.90        8/01/2020         10,691
                                                                                               ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000    Weatherford International Ltd.                          9.63        3/01/2019          6,703
                                                                                               ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    5,000    Canadian Natural Resources Ltd.                         5.70        5/15/2017          5,844
    3,500    Talisman Energy, Inc.                                   7.75        6/01/2019          4,410
   10,000    Woodside Finance Ltd.(b)                                8.75        3/01/2019         12,950
                                                                                               ----------
                                                                                                   23,204
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.3%)
  $ 5,000    GS Caltex Corp.                                         7.25%       7/02/2013     $    5,471
    5,000    GS Caltex Corp.(b)                                      5.50       10/15/2015          5,486
                                                                                               ----------
                                                                                                   10,957
                                                                                               ----------
             Total Energy                                                                          56,488
                                                                                               ----------
             FINANCIALS (9.4%)
             -----------------
             DIVERSIFIED BANKS (6.4%)
    6,000    Banco Santander(b)                                      5.38       12/09/2014          6,362
    7,000    Bank of Montreal                                        0.72(a)     4/29/2014          7,010
   10,000    Bank of Montreal(b)                                     2.85        6/09/2015         10,464
   10,000    Bank of Nova Scotia                                     0.45(a)    10/26/2012         10,027
    5,180    Barclays Bank plc(b)                                    7.38                -(c)       5,232
    5,000    Barclays Bank plc(b)                                    6.05       12/04/2017          5,234
    5,000    BNP Paribas(b)                                          7.20                -(c)       4,725
    5,000    Canadian Imperial Bank                                  0.47(a)     5/04/2012          5,005
    5,000    Canadian Imperial Bank(b)                               2.00        2/04/2013          5,097
    5,000    Canadian Imperial Bank Corp.(b)                         7.26        4/10/2032          5,633
   10,000    Commonwealth Bank of Australia(b)                       0.57(a)    11/04/2011         10,008
   10,000    Commonwealth Bank of Australia(b)                       0.98(a)     3/17/2014         10,024
   10,000    Danske Bank A/S (NBGA)                                  0.61(a)     5/24/2012          9,993
   10,000    DNB Nor Boligkreditt A/S(b)                             2.90        3/29/2016         10,321
   20,000    Landesbank Baden-Wuerttemberg                           6.35        4/01/2012         20,656
   10,000    LBG Capital No.1 plc                                    8.00                -(c)       9,300
    5,000    Mizuho Capital Investment 1 Ltd.(b)                     6.69                -(c)       4,989
   10,000    National Australia Bank(b)                              0.97(a)     4/11/2014          9,998
    5,000    National Australia Bank Ltd.(b)                         1.20(a)     7/25/2014          5,000
   15,000    Nordea Bank AB(b)                                       5.25       11/30/2012         15,804
    5,000    Nordea Bank AB(b)                                       1.15(a)     1/14/2014          5,029
    5,000    Standard Chartered Bank(b)                              6.40        9/26/2017          5,595
   10,000    Sumitomo Mitsui Banking Corp.(b)                        1.20(a)     7/22/2014         10,044
   10,000    Swedbank Hypotek AB(b)                                  0.70(a)     3/28/2014         10,024
   10,000    Westpac Banking Corp.(b)                                0.55(a)    10/21/2011         10,008
   10,000    Westpac Banking Corp.(b)                                0.98(a)     3/31/2014         10,019
                                                                                               ----------
                                                                                                  221,601
                                                                                               ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    5,000    Credit Suisse Group, AG                                 5.50        5/01/2014          5,512
                                                                                               ----------
             MULTI-LINE INSURANCE (0.5%)
    3,000    Oil Insurance Ltd.(b)                                   3.23(a)             -(c)       2,780
   15,000    ZFS Finance USA Trust II(b)                             6.45       12/15/2065         15,375
                                                                                               ----------
                                                                                                   18,155
                                                                                               ----------

================================================================================

30  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
  $ 5,000    ING Capital Funding Trust III                           3.85%(a)            -(c)  $    4,699
                                                                                               ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
    5,000    Catlin Insurance Co. Ltd.(b)                            7.25                -(c)       4,763
   10,000    QBE Capital Funding III, LP(b)                          7.25        5/24/2041         10,209
    5,000    XL Capital Ltd.                                         6.50                -(c)       4,719
                                                                                               ----------
                                                                                                   19,691
                                                                                               ----------
             REGIONAL BANKS (0.7%)
    5,000    Glitnir Banki hf, acquired 9/20/2007;
               cost $4,989(b),(g),(h)                                6.38        9/25/2012          1,438
    5,000    Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(b),(g),(h),(i)                            7.13        5/19/2016              -
   10,000    Toronto Dominion Bank                                   0.43(a)     7/26/2013         10,008
    2,500    Toronto Dominion Bank                                   0.55(a)     7/14/2014          2,509
   10,000    Vestjysk Bank A/S (NBGA)(b)                             0.80(a)     6/17/2013         10,069
                                                                                               ----------
                                                                                                   24,024
                                                                                               ----------
             REITs - RETAIL (0.3%)
   10,000    Westfield Capital Corp.(b)                              5.13       11/15/2014         10,946
                                                                                               ----------
             SOVEREIGN DEBT (0.3%)
   10,000    Kommunalbanken A/S (NBGA)(b)                            0.35%(a)   10/21/2013          9,997
                                                                                               ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000    Stadshypotek AB(b)                                      0.80(a)     9/30/2013          9,996
                                                                                               ----------
             Total Financials                                                                     324,621
                                                                                               ----------
             GOVERNMENT (2.1%)
             -----------------
             FOREIGN GOVERNMENT (2.1%)
   10,000    Arbejdernes Landsbank (NBGA)(b)                         0.80(a)     7/09/2013         10,074
   10,000    Dexia Credit Local (NBGA)                               0.90(a)     9/23/2011         10,007
    7,000    Finance For Danish Industry A/S (NBGA)(b)               0.51(a)     8/17/2012          7,028
   25,000    Region of Lombardy(d)                                   5.80       10/25/2032         24,288
   10,000    Republic of Poland                                      5.25        1/15/2014         10,850
   10,000    Royal Bank of Scotland Group plc (NBGA)(b)              0.51(a)     3/30/2012         10,012
                                                                                               ----------
             Total Government                                                                      72,259
                                                                                               ----------
             INDUSTRIALS (0.4%)
             ------------------
             AIRPORT SERVICES (0.3%)
   10,000    BAA Funding Ltd.(b)                                    4.88         7/15/2021         10,201
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.1%)
  $ 1,500    Ingersoll Rand Co.                                      9.00%       8/15/2021     $    1,958
    3,000    Ingersoll-Rand GL Holding Co.                           9.50        4/15/2014          3,609
                                                                                               ----------
                                                                                                    5,567
                                                                                               ----------
             Total Industrials                                                                     15,768
                                                                                               ----------
             MATERIALS (2.0%)
             ----------------
             CONSTRUCTION MATERIALS (0.6%)
   10,000    CRH America, Inc.                                       6.00        9/30/2016         11,213
   10,000    Holcim US Finance                                       6.00       12/30/2019         10,983
                                                                                               ----------
                                                                                                   22,196
                                                                                               ----------
             DIVERSIFIED METALS & MINING (0.5%)
    5,000    Glencore Funding, LLC(b)                                6.00        4/15/2014          5,394
    3,000    Noranda, Inc.                                           6.00       10/15/2015          3,402
    5,000    Rio Tinto Finance (USA) Ltd.                            9.00        5/01/2019          6,823
    2,034    Xstrata Canada Corp.                                    5.38        6/01/2015          2,241
                                                                                               ----------
                                                                                                   17,860
                                                                                               ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    8,000    Yara International ASA(b)                               5.25       12/15/2014          8,863
    2,000    Yara International ASA(b)                               7.88        6/11/2019          2,512
                                                                                               ----------
                                                                                                   11,375
                                                                                               ----------
             GOLD (0.4%)
   10,000    Barrick NA Finance, LLC                                 6.80        9/15/2018         12,127
                                                                                               ----------
             STEEL (0.2%)
    1,000    Aperam(b)                                               7.38        4/01/2016            998
    5,000    ArcelorMittal                                           9.00        2/15/2015          6,056
                                                                                               ----------
                                                                                                    7,054
                                                                                               ----------
             Total Materials                                                                       70,612
                                                                                               ----------
             UTILITIES (0.5%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   10,200    Transalta Corp.                                         6.65        5/15/2018         11,872
                                                                                               ----------
             MULTI-UTILITIES (0.2%)
    5,000    Veolia Environment                                      6.00        6/01/2018          5,750
                                                                                               ----------
             Total Utilities                                                                       17,622
                                                                                               ----------
             Total Eurodollar and Yankee Obligations (cost: $540,724)                             563,131
                                                                                               ----------

================================================================================

32  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (6.8%)

             ASSET-BACKED FINANCING (6.8%)
  $ 4,555    Access Group, Inc.                                      0.51%(a)    4/25/2029     $    4,322
    6,000    AESOP Funding II, LLC                                   5.68        2/20/2013          6,318
   10,000    AESOP Funding II, LLC(b)                                9.31       10/20/2013         10,770
   10,000    AESOP Funding II, LLC(b)                                3.41       11/20/2016         10,300
    4,000    AmeriCredit Automobile Receivables Trust                3.72       11/17/2014          4,108
    3,100    Americredit Automobile Receivables Trust                2.76        5/09/2016          3,150
    3,000    Arkle Master Issuer plc(b)                              1.66(a)     5/17/2060          3,005
   10,000    Arran Residential Mortgages Funding plc                 1.79       11/19/2047          9,994
    1,238    Bank of America Securities Auto Trust(b)                2.13        9/15/2013          1,245
    5,000    Bank One Issuance Trust                                 0.99(a)     2/15/2017          4,976
   13,000    Capital One Multi-Asset Execution Trust                 0.51(a)     7/15/2014         12,989
    3,616    Centre Point Funding, LLC(b)                            5.43        7/20/2015          3,863
    5,000    Chase Issuance Trust                                    5.12       10/15/2014          5,276
    1,306    CIT Equipment Collateral                                3.07        8/15/2016          1,312
    5,000    Citibank Credit Card Issuance Trust                     5.10       11/20/2017          5,737
    2,000    Citibank Credit Card Issuance Trust                     5.35        2/07/2020          2,340
    2,077    CPS Auto Receivables Trust (INS)                        6.48        7/15/2013          2,132
    5,000    Credit Acceptance Auto Loan Trust(b)                    5.68        5/15/2017          5,126
   10,000    Enterprise Fleet Financing, LLC(b)                      1.43       10/20/2016         10,006
    2,877    Ford Credit Auto Owner Trust                            1.94(a)     4/15/2013          2,896
   10,000    Fosse Master Issuer plc(b)                              1.65(a)    10/18/2054         10,021
   15,000    General Electric Capital Corp.                          0.77       10/21/2013         15,012
   10,000    Hertz Vehicle Financing, LLC(b)                         5.93        3/25/2016         11,184
   10,000    Holmes Master Issuer plc(b)                             1.65(a)    10/15/2054         10,017
    3,215    Huntington Auto Trust(b)                                5.64        2/15/2013          3,257
    5,000    MMAF Equipment Finance, LLC(b)                          0.90        4/15/2014          5,001
   10,000    Permanent Master Issuer plc(b)                          1.65(a)     7/15/2042         10,004
    3,483    Prestige Auto Receivables Trust "A"(b)                  5.67        4/15/2017          3,539
    5,789    Prestige Auto Receivables Trust "B"                     2.87        7/16/2018          5,849
   10,000    Rental Car Finance Corp.(b)                             0.33(a)     7/25/2013          9,790
    4,150    Rental Car Finance Corp.                                4.38        2/25/2016          4,149
    3,423    Santander Drive Auto Receivable Trust(b)                1.48        5/15/2017          3,412
   10,000    Santander Drive Auto Receivables Trust                  1.04        4/15/2014          9,999
    4,134    SLM Student Loan Trust                                  0.80(a)    10/25/2038          3,386
    5,250    SLM Student Loan Trust                                  0.48(a)     1/25/2041          4,275
    5,000    Volkswagen Auto Loan Enhanced Trust                     6.24        7/20/2015          5,238
    5,000    Volvo Financial Equipment, LLC(b)                       2.99        5/15/2017          5,054
    6,000    Westlake Automobile Receivables Trust(b)                1.08        7/15/2013          5,999
                                                                                               ----------
             Total Asset-Backed Securities (cost: $225,971)                                       235,051
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (9.6%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.6%)
  $ 2,800    Banc of America Commercial Mortgage, Inc.               6.33%       5/11/2035     $    2,795
   10,000    Banc of America Commercial Mortgage, Inc.               4.65        9/11/2036         10,387
    5,125    Banc of America Commercial Mortgage, Inc.               5.19       11/10/2042          5,070
    2,302    Banc of America Commercial Mortgage, Inc.               4.16       12/10/2042          2,314
    9,773    Banc of America Commercial Mortgage, Inc.               5.90        5/10/2045         10,296
    8,529    Banc of America Commercial Mortgage, Inc.               5.37        9/10/2047          8,777
    5,008    Bear Stearns Commercial Mortgage Securities, Inc.(b)    6.00        6/16/2030          5,221
   10,677    Bear Stearns Commercial Mortgage Securities, Inc.       5.45        3/11/2039         11,255
    4,620    Bear Stearns Commercial Mortgage Securities, Inc.       5.00        3/13/2040          4,413
    5,000    Citigroup Commercial Mortgage Trust(b)                  4.83        9/20/2051          4,989
   12,000    Commercial Mortgage Trust                               5.12        6/10/2044         13,164
    3,000    Credit Suisse Commercial Mortgage Trust                 5.42        2/15/2039          2,773
    5,618    Credit Suisse First Boston Mortgage Capital             5.42        2/15/2039          5,922
    9,124    Credit Suisse First Boston Mortgage Securities Corp.    4.81        2/15/2038          9,349
    5,000    Credit Suisse First Boston Mortgage Securities Corp.    5.10        8/15/2038          4,712
   11,100    Credit Suisse First Boston Mortgage Securities Corp.    5.23       12/15/2040         12,189
    5,000    GE Capital Commercial Mortgage Corp.                    5.51        3/10/2044          4,663
    9,032    GE Commercial Mortgage Corp.                            5.51        3/10/2044          9,523
    4,000    GE Commercial Mortgage Corp.                            5.07        7/10/2045          4,033
    2,648    Greenwich Capital Commercial Funding Corp.              4.31        8/10/2042          2,652
   10,264    GS Mortgage Securities Corp. II                         4.78        7/10/2039          9,733
    4,668    J.P. Morgan Chase Commercial Mortgage Securities Corp.  4.82        9/12/2037          4,721
    6,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.00       10/15/2042          6,056
    8,940    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.49        4/15/2043          9,510
   10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.57        4/15/2043          9,359
    3,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.81        6/12/2043          3,289
   10,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.21       12/15/2044         10,974
    8,908    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.88        4/15/2045          9,544
    4,000    J.P. Morgan Chase Commercial Mortgage Securities Corp.  5.48        5/15/2045          3,649
    1,902    J.P. Morgan Chase Commercial Mortgage Securities Corp.  4.63        3/15/2046          1,914
    4,536    LB-UBS Commercial Mortgage Trust                        4.58        8/15/2029          4,545
      317    LB-UBS Commercial Mortgage Trust                        4.51       12/15/2029            317

================================================================================

34  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
 $ 10,000    LB-UBS Commercial Mortgage Trust                        4.95%       9/15/2030     $   10,979
    7,000    LB-UBS Commercial Mortgage Trust                        5.34        9/15/2039          7,408
    9,450    LB-UBS Commercial Mortgage Trust                        5.32       11/15/2040          8,999
    6,378    Merrill Lynch Mortgage Trust                            5.62        7/12/2034          6,532
    8,219    Merrill Lynch Mortgage Trust                            5.02        7/12/2038          8,634
    7,000    Morgan Stanley Capital I, Inc.                          5.81        8/12/2041          7,369
    5,350    Morgan Stanley Capital I, Inc.                          5.17        1/14/2042          5,723
   10,000    Morgan Stanley Capital I, Inc.                          5.69        7/12/2044         10,479
    5,497    Morgan Stanley Capital I, Inc.                          4.85        6/12/2047          5,685
   10,430    Morgan Stanley Capital I, Inc.                          5.17       10/12/2052         10,844
    5,000    Morgan Stanley Capital I, Inc.                          4.66        7/15/2056          5,226
    5,000    Timberstar Trust(b)                                     5.88       10/15/2036          5,331
   10,000    Wachovia Bank Commercial Mortgage Trust                 5.08        3/15/2042         10,859
    8,083    Wachovia Bank Commercial Mortgage Trust                 4.81        4/15/2042          8,434
    2,355    Wachovia Bank Commercial Mortgage Trust                 4.61        5/15/2044          2,365
    8,716    Wachovia Bank Commercial Mortgage Trust                 5.17       10/15/2044          8,917
                                                                                               ----------
             Total Commercial Mortgage Securities (cost: $315,365)                                331,892
                                                                                               ----------
             U.S. GOVERNMENT AGENCY ISSUES (6.4%)(j)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.9%)
   12,244    Fannie Mae (+)                                          5.00        6/01/2033         13,151
    4,960    Fannie Mae (+)                                          5.50        7/01/2021          5,382
   11,357    Fannie Mae (+)                                          5.50        9/01/2035         12,444
    5,342    Fannie Mae (+)                                          5.50       10/01/2035          5,832
    5,538    Fannie Mae (+)                                          5.50        1/01/2036          6,046
    8,788    Fannie Mae (+)                                          5.50        4/01/2036          9,594
    8,165    Fannie Mae (+)                                          5.50        2/01/2037          8,873
   10,389    Fannie Mae (+)                                          5.50        3/01/2037         11,348
    6,154    Fannie Mae (+)                                          5.50       11/01/2037          6,683
   15,340    Fannie Mae (+)                                          5.50        5/01/2038         16,645
    9,818    Fannie Mae (+)                                          6.00        5/01/2036         10,854
    8,955    Fannie Mae (+)                                          6.00        6/01/2036          9,917
   10,351    Fannie Mae (+)                                          6.00        8/01/2037         11,482
    1,058    Fannie Mae (+)                                          6.50        4/01/2031          1,202
       10    Fannie Mae (+)                                          6.50        7/01/2031             12
    1,898    Fannie Mae (+)                                          6.50        3/01/2032          2,152
       52    Fannie Mae (+)                                          7.00       10/01/2022             59
       33    Fannie Mae (+)                                          7.00        3/01/2023             37
      116    Fannie Mae (+)                                          7.00        4/01/2023            133
    2,423    Freddie Mac (+)                                         5.00        6/01/2020          2,622
    6,014    Freddie Mac (+)                                         5.00        1/01/2021          6,504
    6,264    Freddie Mac (+)                                         5.50       11/01/2020          6,784

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,926    Freddie Mac (+)                                         5.50%      12/01/2020     $    2,086
    5,001    Freddie Mac (+)                                         5.50       12/01/2035          5,460
    6,631    Freddie Mac (+)                                         5.50        4/01/2036          7,211
    8,651    Government National Mortgage Assn. I                    5.00        8/15/2033          9,537
      232    Government National Mortgage Assn. I                    6.00        8/15/2028            262
      650    Government National Mortgage Assn. I                    6.00        9/15/2028            732
      500    Government National Mortgage Assn. I                    6.00        9/15/2028            563
    4,768    Government National Mortgage Assn. I                    6.00        9/15/2028          5,369
    1,202    Government National Mortgage Assn. I                    6.00       10/15/2028          1,355
       96    Government National Mortgage Assn. I                    6.00        1/15/2029            108
      538    Government National Mortgage Assn. I                    6.00        1/15/2029            606
      640    Government National Mortgage Assn. I                    6.00        1/15/2029            721
      872    Government National Mortgage Assn. I                    6.00        1/15/2033            980
       22    Government National Mortgage Assn. I                    6.50        6/15/2023             25
      291    Government National Mortgage Assn. I                    6.50        7/15/2023            329
       48    Government National Mortgage Assn. I                    6.50        7/15/2023             54
      128    Government National Mortgage Assn. I                    6.50        9/15/2023            145
      352    Government National Mortgage Assn. I                    6.50       10/15/2023            399
      284    Government National Mortgage Assn. I                    6.50       10/15/2023            322
       49    Government National Mortgage Assn. I                    6.50       10/15/2023             56
      370    Government National Mortgage Assn. I                    6.50       12/15/2023            419
      699    Government National Mortgage Assn. I                    6.50       12/15/2023            791
      145    Government National Mortgage Assn. I                    6.50        1/15/2024            164
      298    Government National Mortgage Assn. I                    6.50        2/15/2024            338
      143    Government National Mortgage Assn. I                    6.50        4/15/2026            164
      869    Government National Mortgage Assn. I                    6.50        5/15/2028            971
    1,892    Government National Mortgage Assn. I                    6.50       10/15/2031          2,170
      115    Government National Mortgage Assn. I                    7.00        5/15/2023            134
       87    Government National Mortgage Assn. I                    7.00        5/15/2023            101
       98    Government National Mortgage Assn. I                    7.00        5/15/2023            114
       91    Government National Mortgage Assn. I                    7.00        5/15/2023            105
      194    Government National Mortgage Assn. I                    7.00        6/15/2023            225
      176    Government National Mortgage Assn. I                    7.00        6/15/2023            204
       47    Government National Mortgage Assn. I                    7.00        8/15/2023             54
      538    Government National Mortgage Assn. I                    7.00        8/15/2023            624
       82    Government National Mortgage Assn. I                    7.00        8/15/2023             95
      309    Government National Mortgage Assn. I                    7.00        8/15/2023            359
      125    Government National Mortgage Assn. I                    7.00        9/15/2023            146
       74    Government National Mortgage Assn. I                    7.00        1/15/2026             86
       36    Government National Mortgage Assn. I                    7.00        3/15/2026             41
       27    Government National Mortgage Assn. I                    7.00        3/15/2026             31
      525    Government National Mortgage Assn. I                    7.00       10/15/2027            612
      557    Government National Mortgage Assn. I                    7.00        6/15/2029            651

================================================================================

36  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $   286    Government National Mortgage Assn. I                    7.00%       6/15/2029     $      334
      163    Government National Mortgage Assn. I                    7.00        7/15/2029            191
      426    Government National Mortgage Assn. I                    7.00        8/15/2031            501
      250    Government National Mortgage Assn. I                    7.00        7/15/2032            294
      423    Government National Mortgage Assn. I                    7.50        7/15/2023            495
      375    Government National Mortgage Assn. I                    7.50        6/15/2026            440
      153    Government National Mortgage Assn. I                    7.50        6/15/2026            179
      229    Government National Mortgage Assn. I                    7.50        7/15/2026            269
      231    Government National Mortgage Assn. I                    7.50        5/15/2027            271
      382    Government National Mortgage Assn. I                    7.50        2/15/2028            447
      333    Government National Mortgage Assn. I                    7.50       12/15/2028            391
      308    Government National Mortgage Assn. I                    7.50        8/15/2029            362
    2,080    Government National Mortgage Assn. II                   5.50        4/20/2033          2,320
    1,998    Government National Mortgage Assn. II                   6.00        8/20/2032          2,242
    1,369    Government National Mortgage Assn. II                   6.00        9/20/2032          1,535
      559    Government National Mortgage Assn. II                   6.50        8/20/2031            631
                                                                                               ----------
                                                                                                  203,577
                                                                                               ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.5%)
    5,000    Bank of America Corp., FDIC TLGP                        0.63(a)     6/22/2012          5,025
   10,000    Totem Ocean Trailer Express, Inc., Title XI             6.37        4/15/2028         12,276
                                                                                               ----------
                                                                                                   17,301
                                                                                               ----------
             Total U.S. Government Agency Issues (cost: $199,236)                                 220,878
                                                                                               ----------
             U.S. TREASURY SECURITIES (12.2%)

             BONDS (1.4%)
   30,000    3.88%, 8/15/2040                                                                      28,683
   20,000    4.25%, 11/15/2040                                                                     20,393
                                                                                               ----------
                                                                                                   49,076
                                                                                               ----------
             INFLATION-INDEXED NOTES (2.7%)
   25,820    1.13%, 1/15/2021                                                                      27,840
   53,937    2.38%, 1/15/2025                                                                      65,537
                                                                                               ----------
                                                                                                   93,377
                                                                                               ----------
             NOTES (8.1%)
   25,000    2.63%, 8/15/2020                                                                      24,926
   55,000    2.63%, 11/15/2020                                                                     54,558
   25,000    3.38%, 11/15/2019                                                                     26,777
   75,000    3.50%, 5/15/2020                                                                      80,543
   85,000    3.63%, 2/15/2020                                                                      92,371
                                                                                               ----------
                                                                                                  279,175
                                                                                               ----------
             Total U.S. Treasury Securities (cost: $394,871)                                      421,628
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (6.9%)

             AIRPORT/PORT (0.1%)
  $ 2,265    Dallas-Fort Worth International Airport Facilities      4.44%      11/01/2021     $    2,301
                                                                                               ----------
             APPROPRIATED DEBT (0.7%)
    5,000    Kannapolis Ltd.                                         7.28        3/01/2027          5,233
   10,000    Miami-Dade County School Board                          5.38        5/01/2031         10,559
    1,965    New Jersey EDA                                          5.18       11/01/2015          2,056
    6,000    Palm Beach County School Board                          5.40        8/01/2025          6,160
      850    Placentia Yorba Linda USD                               5.40        8/01/2021            904
                                                                                               ----------
                                                                                                   24,912
                                                                                               ----------
             CASINOS & GAMING (0.1%)
    5,000    Mashantucket (Western) Pequot Tribe,
               acquired 07/29/2005; cost $5,000(b),(g),(h)           5.91        9/01/2021          1,915
                                                                                               ----------
             EDUCATION (0.7%)
    2,000    Austin Texas Community College District Public Auth.    6.91        8/01/2035          2,246
   10,000    New Jersey EDA                                          1.25(a)     6/15/2013         10,018
   10,000    New Jersey EDA                                          5.25        9/01/2022         10,955
    2,000    Torrance USD                                            5.52        8/01/2021          2,175
                                                                                               ----------
             Total Education                                                                       25,394
                                                                                               ----------
             ELECTRIC UTILITIES (0.8%)
    5,000    Air Quality Dev. Auth.                                  4.75        8/01/2029          5,171
    4,000    Appling County Dev. Auth.                               2.50        1/01/2038          4,052
    5,000    Farmington Pollution Control                            2.88        9/01/2024          5,086
    5,000    Maricopa County                                         5.50        5/01/2029          5,143
    3,000    Matagorda County                                        1.13        6/01/2030          3,006
    3,500    West Virginia EDA                                       2.00        1/01/2041          3,542
                                                                                               ----------
             Total Electric Utilities                                                              26,000
                                                                                               ----------
             ELECTRIC/GAS UTILITIES (0.5%)
   10,000    Long Island Power Authority                             5.25        5/01/2022         10,820
    2,795    North Carolina Eastern Municipal Power Agency           5.55        1/01/2013          2,929
    5,000    Piedmont Municipal Power Agency                         4.34        1/01/2017          5,034
                                                                                               ----------
                                                                                                   18,783
                                                                                               ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
   15,000    California Pollution Control Financing Auth.            1.63        8/01/2023         15,000
    7,375    Indiana State Finance Auth. "A"                         1.25        5/01/2034          7,376
    4,000    Maricopa County IDA                                     2.63       12/01/2031          4,033
    2,375    Miami-Dade County IDA                                   2.63        8/01/2023          2,378
    8,500    Mission EDC                                             3.75       12/01/2018          8,902
    8,270    New Jersey EDA                                          2.20       11/01/2013          8,339
    4,450    Pennsylvania Economic Dev. Financing Auth.              1.25        4/01/2019          4,451

================================================================================

38  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 6,000    Yavapai County IDA                                      0.95%       4/01/2029     $    6,000
                                                                                               ----------
             Total Environmental & Facilities Services                                             56,479
                                                                                               ----------
             ESCROWED BONDS (0.0%)
    1,000    New Jersey Turnpike Auth. (INS), (PRE)                  4.25        1/01/2016          1,085
                                                                                               ----------
             GENERAL OBLIGATION (0.4%)
    1,250    Las Virgenes USD                                        5.54        8/01/2025          1,310
    2,200    Marin County (INS)                                      4.89        8/01/2016          2,407
   10,000    Washington                                              5.25        2/01/2036         10,675
                                                                                               ----------
                                                                                                   14,392
                                                                                               ----------
             HOSPITAL (0.3%)
   10,000    Rochester Health Care Facilities                        4.50       11/15/2038         10,961
                                                                                               ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    5,000    New Jersey Transportation Trust Fund Auth. (INS)        5.25       12/15/2022          5,571
    3,320    New Jersey Transportation Trust Fund Auth.              5.50       12/15/2022          3,775
    5,000    New York City Transitional Finance Auth.                5.00        2/01/2035          5,209
                                                                                               ----------
                                                                                                   14,555
                                                                                               ----------
             TOLL ROADS (0.7%)
   19,000    New Jersey Turnpike Auth. (INS)                         4.25        1/01/2016         20,254
    3,000    North Texas Tollway Auth.                               5.00        9/01/2031          3,176
                                                                                               ----------
                                                                                                   23,430
                                                                                               ----------
             WATER/SEWER UTILITY (0.6%)
    5,000    Houston Utility System                                  5.00       11/15/2033          5,209
   10,825    New York Municipal Water Finance Auth.                  5.25        6/15/2040         11,340
    2,500    Tohopekaliga Water Auth.                                5.25       10/01/2036          2,590
                                                                                               ----------
             Total Water/Sewer Utility                                                             19,139
                                                                                               ----------
             Total Municipal Bonds (cost: $232,041)                                               239,346
                                                                                               ----------

---------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (4.8%)

             COMMON STOCKS (0.8%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.2%)
   95,000    Kimberly-Clark Corp.                                                                   6,209
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                                                              VALUE
$(000)/SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               HEALTH CARE (0.3%)
               ------------------
               PHARMACEUTICALS (0.3%)
  185,000      Bristol-Myers Squibb Co.                                                        $    5,302
  140,000      Merck & Co., Inc.                                                                    4,778
                                                                                               ----------
               Total Health Care                                                                   10,080
                                                                                               ----------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  200,000      AT&T, Inc.                                                                           5,852
                                                                                               ----------
               UTILITIES (0.1%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
  270,000      Pepco Holdings, Inc.                                                                 5,044
                                                                                               ----------
               Total Common Stocks (cost: $26,787)                                                 27,185
                                                                                               ----------
               PREFERRED SECURITIES (4.0%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   70,000      Dairy Farmers of America, Inc., 7.88%,
                 cumulative redeemable, perpetual(b)                                                6,320
                                                                                               ----------
               FINANCIALS (3.5%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000      Citigroup Capital XIII, 7.88%, 10/30/2040,
                 Trust preferred, cumulative redeemable                                             2,174
                                                                                               ----------
               REGIONAL BANKS (0.2%)
   22,594      Fifth Third Cap Trust V, Series I, 7.25%, 8/15/2067,
                 Trust Preferred, cumulative redeemable                                               580
   200,00      Susquehanna Capital I, 9.38%, 12/12/2067,
                 Capital Securities, cumulative redeemable                                          5,220
                                                                                               ----------
                                                                                                    5,800
                                                                                               ----------
               REINSURANCE (0.1%)
   $5,000      Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)                              4,927
                                                                                               ----------
               REITs - INDUSTRIAL (0.7%)
  120,000      ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                    2,935
   18,000      ProLogis, Inc., Series P, 6.85%, cumulative redeemable, perpetual                      434
  344,500      ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                   19,712
                                                                                               ----------
                                                                                                   23,081
                                                                                               ----------

================================================================================

40  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES    SECURITY                                                                               (000)
---------------------------------------------------------------------------------------------------------
             REITs - OFFICE (0.7%)
  200,000    Commonwealth REIT, Series E, 7.25%,
               cumulative redeemable, perpetual                                                $    4,895
  614,000    Duke Realty Corp., Series M, 6.95%,
               cumulative redeemable, perpetual                                                    15,233
  200,000    HRPT Properties Trust, Series C, 7.13%,
               cumulative redeemable, perpetual                                                     4,892
                                                                                               ----------
                                                                                                   25,020
                                                                                               ----------
             REITs - RESIDENTIAL (0.6%)
  142,500    Equity Residential Properties Trust, depositary shares,
               Series K, 8.29%, cumulative redeemable, perpetual                                    7,838
  250,000    Post Properties, Inc., Series A, 8.50%,
               cumulative redeemable, perpetual                                                    14,664
                                                                                               ----------
                                                                                                   22,502
                                                                                               ----------
             REITs - RETAIL (0.9%)
  200,000    Developers Diversified Realty Corp., Series I, 7.50%,
               cumulative redeemable, perpetual                                                     4,852
  415,000    Kimco Realty Corp., depositary shares, Series F, 6.65%,
               cumulative redeemable, perpetual                                                    10,359
  400,000    Realty Income Corp., Class D, 7.38%,
               cumulative redeemable, perpetual                                                    10,261
  201,500    Weingarten Realty Investors, depositary shares,
               Series D, 6.75%, cumulative redeemable, perpetual                                    5,080
                                                                                               ----------
                                                                                                   30,552
                                                                                               ----------
             REITs - SPECIALIZED (0.2%)
  350,000    Public Storage, Inc., Series Z, 6.25%,
               cumulative redeemable, perpetual                                                     8,684
                                                                                               ----------
             Total Financials                                                                     122,740
                                                                                               ----------
             INDUSTRIALS (0.1%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
    5,000    Pitney Bowes International Holdings, Series F, 6.13%,
               cumulative redeemable, perpetual(b)                                                  4,932
                                                                                               ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
   50,000    Southern California Edison, Series D, 6.50%,
               cumulative redeemable, perpetual                                                     5,095
                                                                                               ----------
             Total Preferred Securities (cost: $130,697)                                          139,087
                                                                                               ----------
             Total Equity Securities (cost: $157,484)                                             166,272
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.8%)

             COMMERCIAL PAPER (0.2%)

             MATERIALS (0.2%)
             ----------------
             PAPER PACKAGING (0.2%)
  $ 5,703    Sonoco Products Co.                                     0.31%       8/01/2011     $    5,703
                                                                                               ----------

             VARIABLE-RATE DEMAND NOTES (2.6%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             HOME IMPROVEMENT RETAIL (0.2%)
    6,300    Savannah EDA (LOC - SunTrust Bank)                      0.42        8/01/2025          6,300
                                                                                               ----------
             HEALTH CARE (0.6%)
             ------------------
             HEALTH CARE FACILITIES (0.6%)
   20,350    OSS Realty Co., Series 2004 (LOC - Federal Home
               Loan Bank of Pittsburgh)(b)                           0.30        9/01/2034         20,350
                                                                                               ----------
             INDUSTRIALS (0.1%)
             ------------------
             AIRPORT SERVICES (0.1%)
    4,165    Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                                  2.11        4/01/2030          4,165
                                                                                               ----------
             MUNICIPAL BONDS (1.1%)
             ----------------------
             AIRPORT/PORT (0.8%)
   30,000    Clark County (LOC - Landesbank
               Baden-Wurttemberg)                                    0.50        7/01/2029         30,000
                                                                                               ----------
             HOSPITAL (0.2%)
    6,840    Pinellas County Health Facilities Auth.
               (LOC - SunTrust Bank)                                 0.33        7/01/2034          6,840
                                                                                               ----------
             MULTIFAMILY HOUSING (0.1%)
    1,830    Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                             1.25        3/01/2036          1,830
                                                                                               ----------
             Total Municipal Bonds                                                                 38,670
                                                                                               ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
    1,900    Air Quality Dev. Auth.                                  0.32        9/01/2030          1,900
    6,000    Gulf Coast IDA                                          0.96        5/01/2039          6,000
    3,250    Indiana Dev. Finance Auth.                              0.31       12/01/2038          3,250
    1,000    Indiana Dev. Finance Auth.                              0.40       12/01/2038          1,000
                                                                                               ----------
                                                                                                   12,150
                                                                                               ----------

================================================================================

42  | USAA INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES (0.1%)
  $ 5,000    Sempra Energy(b)                                        0.40%      11/01/2014     $    5,000
                                                                                               ----------
             WATER UTILITIES (0.1%)
    4,500    Collier County IDA (LOC - SunTrust Bank)                0.42       10/01/2035          4,500
                                                                                               ----------
             Total Utilities                                                                       21,650
                                                                                               ----------
             Total Variable-Rate Demand Notes                                                      91,135
                                                                                               ----------
             Total Money Market Instruments (cost: $96,838)                                        96,838
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $3,214,623)                                              $3,438,722
                                                                                               ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                                (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                            QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                        IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                               FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                          $      -          $1,163,686             $-   $1,163,686
  Eurodollar and Yankee Obligations                     -             563,131              -      563,131
  Asset-Backed Securities                               -             235,051              -      235,051
  Commercial Mortgage Securities                        -             331,892              -      331,892
  U.S. Government Agency Issues                         -             220,878              -      220,878
  U.S. Treasury Securities                        421,628                   -              -      421,628
  Municipal Bonds                                       -             239,346              -      239,346

Equity Securities:
  Common Stocks                                    27,185                   -              -       27,185
  Preferred Securities                             25,925             113,162              -      139,087

Money Market Instruments:
  Commercial Paper                                      -               5,703              -        5,703
  Variable-Rate Demand Notes                            -              91,135              -       91,135
---------------------------------------------------------------------------------------------------------
Total                                            $474,738          $2,963,984             $-   $3,438,722
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through July 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2011

--------------------------------------------------------------------------------

o    GENERAL NOTES

     Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

     The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.5% of net assets at July 31, 2011.

o    CATEGORIES AND DEFINITIONS

     ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

44  | USAA INCOME FUND

================================================================================

     EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

     U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

     VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o    PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

     EDA         Economic Development Authority

     EDC         Economic Development Corp.

     FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a
                 guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

     IDA         Industrial Development Authority/Agency

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

     PRE         Prerefunded to a date prior to maturity

     REIT        Real estate investment trust

     Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

     USD         Unified School District

     CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

     (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

     (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

     (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments:
                 Belgium, Denmark, France, Luxembourg, Norway, and United
                 Kingdom.

================================================================================

46  | USAA INCOME FUND

================================================================================

o    SPECIFIC NOTES

     (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2011.

     (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

     (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

     (d) At July 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

     (e) At July 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $17,946,000, which included when-issued basis securities of $508,000.

     (f) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

     (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2011, was $3,353,000, which represented 0.1% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

     (h) Currently the issuer is in default with respect to interest and/or principal payments.

     (i) Security was fair valued at July 31, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

     (j) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association
         (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

     See accompanying notes to financial statements.

================================================================================

48  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $3,214,623)                $3,438,722
  Cash                                                                                    1
  Receivables:
     Capital shares sold:
         Affiliated transactions (Note 8)                                               148
         Nonaffiliated transactions                                                   2,736
     USAA Investment Management Company (Note 7C)                                        10
     Dividends and interest                                                          29,228
     Securities sold                                                                 30,587
                                                                                 ----------
         Total assets                                                             3,501,432
                                                                                 ----------
LIABILITIES
  Payables:
     Securities purchased                                                            27,918
     Capital shares redeemed:
         Affiliated transactions (Note 8)                                                10
         Nonaffiliated transactions                                                   4,207
  Accrued management fees                                                               810
  Accrued transfer agent's fees                                                         163
  Other accrued expenses and payables                                                   201
                                                                                 ----------
         Total liabilities                                                           33,309
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $3,468,123
                                                                                 ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $3,257,451
  Accumulated undistributed net investment income                                     2,602
  Accumulated net realized loss on investments                                      (16,029)
  Net unrealized appreciation of investments                                        224,099
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $3,468,123
                                                                                 ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $3,144,378/241,005 shares outstanding)           $    13.05
                                                                                 ==========
     Institutional Shares (net assets of $318,276/24,403 shares outstanding)     $    13.04
                                                                                 ==========
     Adviser Shares (net assets of $5,469/420 shares outstanding)                $    13.03
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $33)                     $  6,477
   Interest                                                              139,136
   Securities lending (net)                                                    8
                                                                        --------
            Total income                                                 145,621
                                                                        --------
EXPENSES
   Management fees                                                         8,776
   Administration and servicing fees:
      Fund Shares                                                          4,247
      Institutional Shares                                                   129
      Adviser Shares                                                           7
   Transfer agent's fees:
      Fund Shares                                                          4,073
      Institutional Shares                                                   129
   Distribution and service fees (Note 7E):
      Adviser Shares                                                          12
   Custody and accounting fees:
      Fund Shares                                                            328
      Institutional Shares                                                    28
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                            136
   Shareholder reporting fees:
      Fund Shares                                                             75
   Trustees' fees                                                             12
   Registration fees:
      Fund Shares                                                             97
      Institutional Shares                                                    11
      Adviser Shares                                                          42
   Professional fees                                                         172
   Other                                                                      53
                                                                        --------
            Total expenses                                                18,328
                                                                        --------
   Expenses reimbursed:
      Adviser Shares                                                         (34)
                                                                        --------
            Net expenses                                                  18,294
                                                                        --------
NET INVESTMENT INCOME                                                    127,327
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments
      Unaffiliated transactions                                           17,224
      Affiliated transactions (Note 9)                                         9
   Change in net unrealized appreciation/depreciation                     47,917
                                                                        --------
            Net realized and unrealized gain                              65,150
                                                                        --------
   Increase in net assets resulting from operations                     $192,477
                                                                        ========

See accompanying notes to financial statements.

================================================================================

50  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                               2011         2010
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                 $  127,327   $  121,848
   Net realized gain (loss) on investments                   17,233       (2,778)
   Change in net unrealized appreciation/depreciation
      of investments                                         47,917      184,727
                                                         -----------------------
      Increase in net assets resulting from operations      192,477      303,797
                                                         -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                          (115,334)    (114,600)
      Institutional Shares                                  (11,140)      (6,810)
      Adviser Shares*                                          (196)           -
                                                         -----------------------
           Distributions to shareholders                   (126,670)    (121,410)
                                                         -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                              456,299      373,498
   Institutional Shares                                     121,560      122,502
   Adviser Shares*                                            5,417            -
                                                         -----------------------
      Total net increase in net assets from capital
           share transactions                               583,276      496,000
                                                         -----------------------
   Net increase in net assets                               649,083      678,387
NET ASSETS
   Beginning of year                                      2,819,040    2,140,653
                                                         -----------------------
   End of year                                           $3,468,123   $2,819,040
                                                         =======================
Accumulated undistributed net investment income:
   End of year                                           $    2,602   $    1,945
                                                         =======================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan

================================================================================

52  | USAA INCOME FUND

================================================================================

sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

54  | USAA INCOME FUND

================================================================================

   of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

   These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $17,821,000; of which $496,000 were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain

================================================================================

56  | USAA INCOME FUND

================================================================================

   a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2011, the Fund paid CAPCO facility fees of $10,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2011.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the expiration of capital loss carry forwards resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and accumulated net realized loss on investments by $21,107,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2011, and 2010, was as follows:

                                                         2011           2010
                                                     ---------------------------
Ordinary income*                                     $126,670,000   $121,410,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $   3,042,000
Accumulated capital and other losses                                (16,029,000)
Unrealized appreciation of investments                              224,099,000

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2011, the Fund utilized capital loss carryovers of $17,233,000 to offset capital gains and had capital loss carryovers of $21,107,000 which expired. At

================================================================================

58  | USAA INCOME FUND

================================================================================

July 31, 2011, the Fund had capital loss carryovers of $16,029,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
-------------------------------------------
  EXPIRES                         BALANCE
-----------                    ------------
   2017                        $ 11,863,000
   2018                           4,166,000
                               ------------
                 Total         $ 16,029,000
                               ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2011, were $1,108,509,000 and $542,874,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

As of July 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $3,214,623,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2011, for federal income tax purposes, were $242,275,000 and $18,176,000, respectively, resulting in net unrealized depreciation of $224,099,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2011, the Fund received securities-lending income of $8,000, which is net of the 20% income retained by ClearLend. As of July 31, 2011, the Fund had no securities out on loan.

================================================================================

60  | USAA INCOME FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                                            YEAR ENDED              YEAR ENDED
                                                             7/31/2011               7/31/2010
---------------------------------------------------------------------------------------------------
                                                        SHARES      AMOUNT      SHARES      AMOUNT
                                                       --------------------------------------------
FUND SHARES:
Shares sold                                             71,321    $ 919,272     62,807    $ 781,393
Shares issued from reinvested dividends                  8,199      105,473      8,316      103,470
Shares redeemed                                        (44,144)    (568,446)   (40,957)    (511,365)
                                                       --------------------------------------------
Net increase from capital share transactions            35,376    $ 456,299     30,166    $ 373,498
                                                       ============================================
INSTITUTIONAL SHARES:
Shares sold                                             11,397    $ 146,274     12,093    $ 150,298
Shares issued from reinvested dividends                    866       11,140        546        6,811
Shares redeemed                                         (2,781)     (35,854)    (2,750)     (34,607)
                                                       --------------------------------------------
Net increase from capital share transactions             9,482    $ 121,560      9,889    $ 122,502
                                                       ============================================
ADVISER SHARES (INITIATED ON AUGUST 1, 2010):
Shares sold                                                422    $   5,442          -    $       -
Shares issued from reinvested dividends                      -            3          -            -
Shares redeemed                                             (2)         (28)         -            -
                                                       --------------------------------------------
Net increase from capital share transactions               420    $   5,417          -    $       -
                                                       ============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the

================================================================================

62  | USAA INCOME FUND

================================================================================

   class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended July 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $8,776,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $1,293,000, $57,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.05%, 0.02%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $4,247,000, $129,000, and $7,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2011, the Fund reimbursed the Manager $96,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Adviser Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

   expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

   The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the period ended July 31, 2011, the Adviser Shares incurred reimbursable expenses of $34,000, of which $10,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-ofpocket expenses. For the year ended July 31, 2011, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $4,073,000, $129,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries

================================================================================

64  | USAA INCOME FUND

================================================================================

   that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $12,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2011, the Fund recorded a receivable for capital shares sold of $148,000 and a payable for capital shares redeemed of $10,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of July 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                   OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                    1.9%
USAA Target Retirement 2020 Fund                                      2.5
USAA Target Retirement 2030 Fund                                      3.3
USAA Target Retirement 2040 Fund                                      1.4

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2011, USAA and its affiliates owned 387,000 shares, which represent 92.3% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                 NET REALIZED
                                                  COST TO       GAIN (LOSS) TO
SELLER                        PURCHASER          PURCHASER          SELLER
--------------------------------------------------------------------------------
USAA Income Fund       USAA Ultra Short-Term
                         Bond Fund               $1,462,000        $9,000

(10) NEW ACCOUNTING PRONOUNCEMENTS

     FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

     Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

66  | USAA INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JULY 31,
                                              -----------------------------------------------------------------
                                                    2011          2010          2009          2008         2007
                                              -----------------------------------------------------------------
Net asset value at beginning of period        $    12.78    $    11.86      $  11.81   $     11.92   $    11.92
                                              -----------------------------------------------------------------
Income from investment operations:
  Net investment income                              .52           .59           .64           .63          .60
  Net realized and unrealized gain (loss)            .27           .92           .05          (.11)        (.00)(a)
                                              -----------------------------------------------------------------
Total from investment operations                     .79          1.51           .69           .52          .60
                                              -----------------------------------------------------------------
Less distributions from:
  Net investment income                             (.52)         (.59)        (.64)         (.63)         (.60)
                                              -----------------------------------------------------------------
Net asset value at end of period              $    13.05    $    12.78      $ 11.86    $    11.81    $    11.92
                                              =================================================================
Total return (%)*                                   6.34         13.00(c)      6.38          4.37          5.09(b)
Net assets at end of period (000)             $3,144,378    $2,628,381   $2,080,994    $1,982,924    $1,846,658
Ratios to average net assets:**
  Expenses (%)(d)                                    .61           .63(c)       .65           .63           .62(b)
  Net investment income (%)                         4.09          4.80         5.76          5.19          4.98
Portfolio turnover (%)                                19            12           17            16            28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2011, average net assets were $2,833,517,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   YEAR ENDED JULY 31,                PERIOD ENDED
                                              ------------------------------              JULY 31,
                                                  2011                  2010               2009***
                                              ----------------------------------------------------
Net asset value at beginning of period        $  12.78              $  11.86               $ 11.83
                                              ----------------------------------------------------
Income from investment operations:
  Net investment income                            .56                   .62                   .67(a)
  Net realized and unrealized gain                 .25                   .92                   .04(a)
                                              ----------------------------------------------------
Total from investment operations                   .81                  1.54                   .71(a)
                                              ----------------------------------------------------
Less distributions from:
  Net investment income                           (.55)                 (.62)                 (.68)
                                              ----------------------------------------------------
Net asset value at end of period              $  13.04              $  12.78               $ 11.86
                                              ====================================================
Total return (%)*                                 6.50                 13.27                  6.52
Net assets at end of period (000)             $318,276              $190,659               $59,659
Ratios to average net assets:**
  Expenses (%)(c)                                  .38                   .38                   .38(b)
  Net investment income (%)                       4.30                  4.92                  5.99(b)
Portfolio turnover (%)                              19                    12                    17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2011, average net assets were $258,418,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

68  | USAA INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                  PERIOD ENDED
                                                                    JULY 31,
                                                                    2011***
                                                                ----------------
Net asset value at beginning of period                               $12.77
                                                                     ------
Income from investment operations:
  Net investment income(a)                                              .49
  Net realized and unrealized gain(a)                                   .27
                                                                     ------
Total from investment operations(a)                                     .76
                                                                     ------
Less distributions from:
  Net investment income                                                (.50)
                                                                     ------
Net asset value at end of period                                     $13.03
                                                                     ======
Total return (%)*                                                      6.05
Net assets at end of period (000)                                    $5,469
Ratios to average net assets:**(b)
  Expenses (%)(c)                                                       .90
  Expenses, excluding reimbursements (%)(c)                            1.62
  Net investment income (%)                                            3.82
Portfolio turnover (%)                                                   19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2011, average net assets were $4,808,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the period ended July 31, 2011, average shares were 370,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

EXPENSE EXAMPLE

July 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2011, through July 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

70  | USAA INCOME FUND

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                         BEGINNING            ENDING            DURING PERIOD*
                                       ACCOUNT VALUE       ACCOUNT VALUE      FEBRUARY 1, 2011 -
                                     FEBRUARY 1, 2011      JULY 31, 2011        JULY 31, 2011
                                     -----------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00            $1,043.00               $3.04
Hypothetical
 (5% return before expenses)             1,000.00             1,021.82                3.01

INSTITUTIONAL SHARES
Actual                                   1,000.00             1,043.30                1.98
Hypothetical
 (5% return before expenses)             1,000.00             1,022.86                1.96

ADVISERS SHARES
Actual                                   1,000.00             1,041.10                4.55
Hypothetical
 (5% return before expenses)             1,000.00             1,020.33                4.51

* Expenses are equal to the annualized expense ratio of 0.60% for Fund Shares, 0.39% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.30% for Fund Shares, 4.33% for Institutional Shares, and 4.11% for Adviser Shares for the six-month period of February 1, 2011, through July 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

ADVISORY AGREEMENT

July 31, 2011

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

72  | USAA INCOME FUND

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  73

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe.

================================================================================

74  | USAA INCOME FUND

================================================================================

The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the same time periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust,

================================================================================

                                                        ADVISORY AGREEMENT |  75

================================================================================

including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

76  | USAA INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of July 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

78  | USAA INCOME FUND

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

80  | USAA INCOME FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

 (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
     Act of 1940.

================================================================================

82  | USAA INCOME FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments"
AT usaa.com

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)
   WE KNOW WHAT IT MEANS TO SERVE.(R)                    [LOGO OF RECYCLE PAPER]
                                                                   10%
   =============================================================================
   23424-0311                                (C)2011, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2011 and 2010 were $391,388 and $359,418, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2011 and 2010 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2011 and 2010 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    09/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/29/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2011
         ------------------------------
*Print the name and title of each signing officer under his or her signature.